As filed with the Securities and Exchange Commission on February 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

GuideMark® Large Cap Growth Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.20%
	Aerospace & Defense - 2.36%
17,435	Boeing Co.	$2,266,201
27,978	Honeywell International, Inc.	2,795,562
		5,061,763
	Air Freight & Logistics - 1.37%
26,394	United Parcel Service, Inc. - Class B (a)	2,934,221
	Banks - 1.40%
121,321	Bank of America Corp.	2,170,433
13,473	JPMorgan Chase & Co.	843,140
		3,013,573
	Beverages - 1.94%
22,931	Anheuser-Busch InBev NV - ADR	2,575,610
14,658	Monster Beverage Corp. (a)(b)	1,588,194
		4,163,804
	Biotechnology - 7.05%
21,668	Amgen, Inc.	3,451,496
5,092	Biogen Idec, Inc. (b)	1,728,479
28,752	Celgene Corp. (a)(b)	3,216,199
45,348	Gilead Sciences, Inc. (b)	4,274,502
20,690	Vertex Pharmaceuticals, Inc. (b)	2,457,972
		15,128,648
	Capital Markets - 0.43%
18,634	Waddell & Reed Financial, Inc. - Class A	928,346
	Communications Equipment - 5.89%
72,113	Brocade Communications Systems, Inc.	853,818
159,619	Cisco Systems, Inc.	4,439,802
22,370	F5 Networks, Inc. (a)(b)	2,918,502
59,690	QUALCOMM, Inc.	4,436,758
		12,648,880
	Consumer Finance - 1.32%
30,536	American Express Co.	2,841,069
	Diversified Financial Services - 0.55%
5,394	Intercontinental Exchange, Inc.	1,182,850
	Diversified Telecommunication Services - 2.52%
115,574	Verizon Communications, Inc.	5,406,552
	Electrical Equipment - 0.85%
21,987	Agilent Technologies, Inc.	900,148
8,250	Rockwell Automation, Inc.	917,400
		1,817,548
	Energy Equipment & Services - 1.02%
19,983	Baker Hughes, Inc.	1,120,447
16,420	National-Oilwell Varco, Inc.	1,076,002
		2,196,449
	Food & Staples Retailing - 2.83%
16,554	Costco Wholesale Corp.	2,346,530
38,652	CVS Caremark Corp.	3,722,574
		6,069,104
	Food Products - 1.45%
3,772	Keurig Green Mountain, Inc. (a)	499,394
71,705	Mondelez International, Inc. - Class A	2,604,684
		3,104,078

	Health Care Equipment & Supplies - 4.11%
14,833	Becton, Dickinson & Co.	2,064,160
14,128	C.R. Bard, Inc.	2,354,007
33,868	Medtronic, Inc. (a)	2,445,270
17,216	Zimmer Holdings, Inc.	1,952,639
		8,816,076
	Health Care Providers & Services - 1.95%
35,286	Aetna, Inc.	3,134,455
14,238	HCA Holdings, Inc. (b)	1,044,927
		4,179,382
	Hotels, Restaurants & Leisure - 1.76%
1,300	Chipotle Mexican Grill, Inc. (b)	889,863
23,454	Wyndham Worldwide Corp.	2,011,415
5,918	Wynn Resorts Ltd. (a)	880,362
		3,781,640
	Household Durables - 0.85%
85,070	Pulte Homes, Inc. (a)	1,825,602
	Industrial Conglomerates - 0.57%
7,503	3M Co.	1,232,893
	Internet & Catalog Retail - 1.35%
12,249	Expedia, Inc.	1,045,575
1,616	The Priceline Group, Inc. (b)	1,842,579
		2,888,154
	Internet Software & Services - 5.91%
15,200	Alibaba Group Holdings Ltd. - ADR (a)(b)	1,579,888
50,745	Facebook, Inc. - Class A (b)	3,959,125
1,474	Google, Inc. - Class A (b)	782,193
9,815	Google, Inc. - Class C (b)	5,166,616
5,573	IAC/InterActiveCorp	338,783
16,995	Yahoo, Inc. (b)	858,417
		12,685,022
	IT Services - 3.04%
4,036	Alliance Data Systems Corp. (b)	1,154,498
41,942	Paychex, Inc.	1,936,462
13,102	Visa, Inc. - Class A (a)	3,435,344
		6,526,304
	Machinery - 1.68%
21,993	Danaher Corp.	1,885,020
18,203	Illinois Tool Works, Inc.	1,723,824
		3,608,844
	Media - 3.25%
60,075	Comcast Corp. - Class A (a)	3,484,951
19,365	DIRECTV (b)	1,678,946
13,389	Discovery Communications, Inc. - Series A (b)	461,251
8,321	Discovery Communications, Inc. - Series C (a)(b)	280,584
14,093	Scripps Networks Interactive, Inc. (a)	1,060,780
		6,966,512
	Oil & Gas - 1.62%
14,655	Apache Corp. (a)	918,429
41,293	Cabot Oil & Gas Corp. (a)	1,222,686
21,778	Devon Energy Corp. (a)	1,333,031
		3,474,146
	Pharmaceuticals - 5.49%
18,993	AstraZeneca Plc - ADR (a)	1,336,727
33,923	Bristol-Myers Squibb Co.	2,002,475
43,651	Eli Lilly & Co. (a)	3,011,483
27,155	Johnson & Johnson	2,839,598
35,160	Merck & Co., Inc.	1,996,737
5,244	Salix Pharmaceuticals Ltd. (a)(b)	602,745
		11,789,765

	Semiconductor & Semiconductor Equipment - 7.49%
96,162	Altera Corp.	3,552,224
51,425	Broadcom Corp. - Class A	2,228,245
37,774	Intel Corp.	1,370,819
15,948	KLA-Tencor Corp. (a)	1,121,463
34,686	Linear Technology Corp.	1,581,682
27,490	Marvell Technology Group Ltd. - ADR	398,605
66,917	Maxim Integrated Products, Inc.	2,132,645
26,212	Microchip Technology, Inc. (a)	1,182,423
17,638	Skyworks Solutions, Inc.	1,282,459
28,527	Xilinx, Inc.	1,234,934
		16,085,499
	Software - 11.19%
56,405	Activision Blizzard, Inc. (a)	1,136,561
30,855	Check Point Software Technologies Ltd. (a)(b)	2,424,278
25,859	Intuit, Inc.	2,383,941
217,894	Microsoft Corp.	10,121,176
177,093	Oracle Corp.	7,963,872
		24,029,828
	Specialty Retail - 7.04%
6,912	Advance Auto Parts, Inc.	1,100,943
44,545	Home Depot, Inc.	4,675,889
34,641	Lowe’s Companies, Inc.	2,383,301
11,872	O’Reilly Automotive, Inc. (a)(b)	2,286,784
10,045	Sherwin-Williams Co. (a)	2,642,237
29,559	The TJX Companies, Inc.	2,027,156
		15,116,310
	Technology Hardware, Storage & Peripherals - 9.99%
131,221	Apple, Inc.	14,484,174
63,295	NetApp, Inc.	2,623,578
20,176	SanDisk Corp. (a)	1,976,844
21,348	Western Digital Corp.	2,363,224
		21,447,820
	Tobacco - 0.93%
24,522	Philip Morris International, Inc.	1,997,317
	Total Common Stocks (Cost $156,278,059)	212,947,999

	PREFERRED STOCKS - 0.41%
	Banks - 0.41%
67,648	Itau Unibanco Holding SA - ADR (a)	880,101
	Total Preferred Stocks (Cost $1,004,959)	880,101

	REAL ESTATE INVESTMENT TRUSTS - 0.54%
	Real Estate Investment Trusts - 0.54%
6,274	Public Storage	1,159,749
	Total Real Estate Investment Trusts (Cost $1,138,027)	1,159,749

	SHORT TERM INVESTMENTS - 1.26%
	Money Market Funds - 1.26%
2,695,127	Federated Prime Obligations Fund
	Effective Yield, 0.03%	2,695,127
	Total Short Term Investments (Cost $2,695,127)	2,695,127

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.53%
	Money Market Funds - 13.53%
29,035,327	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	29,035,327
	Total Investments Purchased as Securities Lending Collateral (Cost $29,035,327)	29,035,327

	Total Investments (Cost $190,151,499) - 114.94%	246,718,303
	Liabilities in Excess of Other Assets - (14.94)%	(32,067,018)
	TOTAL NET ASSETS - 100.00%	$214,651,285

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

  The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$190,151,499
Gross unrealized appreciation	58,915,037
Gross unrealized depreciation	(2,348,233)
Net unrealized appreciation	$56,566,804

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Large Cap Value Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.57%
	Aerospace & Defense - 4.56%
18,200	General Dynamics Corp.	$2,504,684
23,300	Honeywell International, Inc.	2,328,136
20,600	Raytheon Co.	2,228,302
72,800	Spirit AeroSystems Holdings, Inc. - Class A (a)	3,133,312
		10,194,434
	Auto Components - 3.41%
53,500	Delphi Automotive Plc	3,890,520
77,500	Johnson Controls, Inc. (b)	3,746,350
		7,636,870
	Banks - 13.62%
280,200	Bank of America Corp.	5,012,778
60,000	CIT Group, Inc.	2,869,800
105,680	Citigroup, Inc.	5,718,345
145,500	Fifth Third Bancorp	2,964,562
63,500	First Niagara Financial Group, Inc.	535,305
77,000	JPMorgan Chase & Co.	4,818,660
39,100	PNC Financial Services Group, Inc.	3,567,093
90,600	Wells Fargo & Co.	4,966,692
		30,453,235
	Building Products - 1.51%
94,000	Owens Corning, Inc. (b)	3,366,140
	Capital Markets - 3.96%
29,600	Ameriprise Financial, Inc.	3,914,600
50,300	E*TRADE Financial Corp. (a)	1,220,026
47,400	State Street Corp.	3,720,900
		8,855,526
	Chemicals - 1.29%
29,700	FMC Corp.	1,693,791
15,100	Rockwood Holdings, Inc.	1,189,880
		2,883,671
	Construction & Engineering - 0.80%
105,300	KBR, Inc. (b)	1,784,835
	Construction Materials - 1.46%
135,600	CRH Plc - ADR (b)	3,255,756
	Consumer Finance - 8.35%
32,500	American Express Co.	3,023,800
64,300	Capital One Financial Corp.	5,307,965
47,300	Discover Financial Services	3,097,677
192,200	Navient Corp.	4,153,442
303,000	SLM Corp.	3,087,570
		18,670,454
	Diversified Telecommunication Services - 1.06%
50,470	Verizon Communications, Inc.	2,360,987
	Electrical Equipment - 2.48%
42,700	Eaton Corp. Plc (b)	2,901,892
43,000	Emerson Electric Co.	2,654,390
		5,556,282
	Energy Equipment & Services - 0.74%
104,900	FMSA Holdings, Inc. (a)(b)	725,908
77,400	SeaDrill Ltd. (b)	924,156
		1,650,064

	Food & Staples Retailing - 2.44%
17,900	CVS Caremark Corp.	1,723,949
43,400	Wal-Mart Stores, Inc.	3,727,192
		5,451,141
	Health Care Equipment & Supplies - 2.01%
62,200	Medtronic, Inc. (b)	4,490,840
	Health Care Providers & Services - 6.45%
15,600	Anthem, Inc.	1,960,452
44,900	Cardinal Health, Inc.	3,624,777
23,200	CIGNA Corp.	2,387,512
51,100	Omnicare, Inc.	3,726,723
26,900	UnitedHealth Group, Inc.	2,719,321
		14,418,785
	Hotels, Restaurants & Leisure - 4.61%
90,200	Carnival Corp. - ADR	4,088,766
40,400	Royal Caribbean Cruises Ltd.	3,330,172
161,800	SeaWorld Entertainment, Inc.	2,896,220
		10,315,158
	Household Durables - 1.67%
2,922	NVR, Inc. (a)(b)	3,726,514
	Insurance - 1.33%
53,200	American International Group, Inc.	2,979,732
	Machinery - 3.64%
53,000	Joy Global, Inc. (b)	2,465,560
24,100	SPX Corp.	2,070,672
37,600	Stanley Black & Decker, Inc.	3,612,608
		8,148,840
	Media - 1.21%
31,300	DIRECTV (a)	2,713,710
	Multiline Retail - 1.53%
45,200	Target Corp.	3,431,132
	Multi-Utilities - 0.81%
43,900	Public Services Enterprise Group, Inc.	1,817,899
	Oil & Gas - 3.17%
57,400	BP Plc - ADR (b)	2,188,088
11,360	California Resources Corp. (a)(b)	62,594
36,900	ConocoPhillips	2,548,314
28,400	Occidental Petroleum Corp.	2,289,324
		7,088,320
	Pharmaceuticals - 6.94%
31,400	Johnson & Johnson	3,283,498
45,000	Merck & Co., Inc.	2,555,550
91,800	Pfizer, Inc.	2,859,570
73,600	Sanofi Aventis - ADR	3,356,896
60,400	Teva Pharmaceutical Industries Ltd. - ADR (b)	3,473,604
		15,529,118
	Semiconductor & Semiconductor Equipment - 6.08%
190,000	Fairchild Semiconductor International, Inc. (a)(b)	3,207,200
94,100	Intel Corp.	3,414,889
68,300	Microchip Technology, Inc. (b)	3,081,013
72,800	Texas Instruments, Inc. (b)	3,892,252
		13,595,354
	Software - 4.53%
93,300	CA, Inc.	2,840,985
82,300	Microsoft Corp.	3,822,835
77,000	Oracle Corp.	3,462,690
		10,126,510
	Textiles, Apparel & Luxury Goods - 1.63%
32,600	Hanesbrands, Inc.	3,638,812

	Thrifts & Mortgage Finance - 2.39%
149,500	New York Community Bancorp, Inc. (b)	2,392,000
194,500	People’s United Financial, Inc. (b)	2,952,510
		5,344,510
	Tobacco - 3.13%
81,400	Altria Group, Inc.	4,010,578
36,800	Philip Morris International, Inc.	2,997,360
		7,007,938
	Wireless Telecommunication Services - 0.76%
49,518	Vodafone Group Plc - ADR	1,692,030
	Total Common Stocks (Cost $153,481,737)	218,184,597

	SHORT TERM INVESTMENTS - 2.62%
	Money Market Funds - 2.62%
5,868,839	Federated Prime Obligations Fund Effective Yield, 0.03%	5,868,839
	Total Short Term Investments (Cost $5,868,839)	5,868,839

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.27%
	Money Market Funds - 12.27%
27,432,175	Mount Vernon Prime Portfolio Effective Yield, 0.27%	27,432,175
	Total Investments Purchased as Securities Lending Collateral (Cost $27,432,175)	27,432,175

	Total Investments (Cost $186,782,751) - 112.46%	251,485,611
	Liabilities in Excess of Other Assets - (12.46)%	(27,860,398)
	TOTAL NET ASSETS - 100.00%	$223,625,213

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$186,782,751
Gross unrealized appreciation	71,953,867
Gross unrealized depreciation	(7,251,007)
Net unrealized appreciation	$64,702,860

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 89.41%
	Aerospace & Defense - 2.24%
3,305	Curtiss Wright Corp.	$233,300
6,473	DigitalGlobe, Inc. (a)	200,469
2,110	Esterline Technologies Corp. (a)	231,425
6,870	HEICO Corp. - Class A	325,363
3,295	Moog, Inc. - Class A (a)	243,929
7,225	Orbital Sciences Corp. (a)	194,280
2,900	Teledyne Technologies, Inc. (a)	297,946
		1,726,712
	Airlines - 0.47%
4,790	Spirit Airlines, Inc. (a)	362,028
	Auto Components - 0.09%
1,185	Tenneco, Inc. (a)	67,083
	Banks - 7.56%
4,445	BOK Financial Corp.	266,878
14,950	Boston Private Financial Holdings, Inc. (b)	201,377
21,200	Cascade Bancorp (a)	110,028
21,700	CoBiz Financial, Inc.	284,921
60,481	First Busey Corp. (b)	393,731
10,300	Great Western Bancorp, Inc. (a)	234,737
16,510	International Bancshares Corp.	438,176
44,413	Lakeland Bancorp, Inc.	519,632
16,300	Metro Bancorp, Inc. (a)	422,496
14,855	PacWest Bancorp	675,308
4,000	Peapack-Gladstone Financial Corp.	74,240
9,740	South State Corp.	653,359
13,162	TriCo Bancshares	325,101
26,350	United Community Banks, Inc.	499,069
7,755	Wintrust Financial Corp.	362,624
12,525	Zions Bancorporation (b)	357,088
		5,818,765
	Beverages - 0.08%
9,415	Cott Corp.	64,775
	Biotechnology - 4.92%
1,800	Achillion Pharmaceuticals, Inc. (a)	22,050
12,290	Affimed Therapeutics B.V. (a)	76,198
1,975	Agios Pharmaceuticals, Inc. (a)(b)	221,279
4,115	Alkermes Plc (a)	240,974
2,530	Alnylam Pharmaceuticals, Inc. (a)	245,410
2,541	Anacor Pharmaceuticals, Inc. (a)(b)	81,947
400	Bellicum Pharmaceuticals, Inc. (a)	9,216
21,355	BioCryst Pharmaceuticals, Inc. (a)(b)	259,677
6,740	Cepheid, Inc. (a)	364,904
4,500	Dicerna Pharmaceuticals, Inc. (a)	74,115
3,420	Epizyme, Inc. (a)(b)	64,535
3,665	Five Prime Therapeutics, Inc. (a)	98,955
9,055	Foundation Medicine, Inc. (a)(b)	201,202
11,345	GlycoMimetics, Inc. (a)(b)	81,684
4,750	Incyte Corp. (a)	347,273
5,295	Ironwood Pharmaceuticals, Inc. - Class A (a)(b)	81,119
600	Juno Therapeutics, Inc. (a)(b)	31,332
1,100	Karyopharm Therapeutics, Inc. (a)(b)	41,173

800	Kite Pharma, Inc. (a)(b)	46,136
18,785	Novavax, Inc. (a)(b)	111,395
5,295	NPS Pharmaceuticals, Inc. (a)	189,402
2,300	Otonomy, Inc. (a)(b)	76,659
4,875	Portola Pharmaceuticals, Inc. (a)	138,060
2,205	PTC Therapeutics, Inc. (a)(b)	114,153
345	Puma Biotechnology, Inc. (a)(b)	65,298
7,165	Regulus Therapeutics, Inc. (a)(b)	114,927
800	Synageva BioPharma Corp. (a)(b)	74,232
5,140	TESARO, Inc. (a)(b)	191,157
9,700	Trevena, Inc. (a)	58,006
1,300	Ultragenyx Pharmaceutical, Inc. (a)(b)	57,044
400	Versartis, Inc. (a)(b)	8,980
		3,788,492
	Building Products - 1.85%
3,945	A. O. Smith Corp.	222,538
1,999	Armstrong World Industries, Inc. (a)	102,189
5,903	Masonite International Corp. (a)(b)	362,798
20,480	Owens Corning, Inc.	733,389
		1,420,914
	Capital Markets - 1.39%
12,005	Janus Capital Group, Inc. (b)	193,641
4,450	Lazard Ltd. - ADR	222,633
3,935	Legg Mason, Inc.	210,011
3,985	Raymond James Financial, Inc.	228,301
175	Virtus Investment Partners, Inc.	29,836
11,875	WisdomTree Investments, Inc. (b)	186,140
		1,070,562
	Chemicals - 1.27%
8,200	Advanced Emissions Solutions, Inc. (a)	186,878
9,900	Cabot Corp.	434,214
5,910	Celanese Corp. - Series A	354,364
		975,456
	Commercial Services & Supplies - 1.15%
18,396	Clean Harbors, Inc. (a)	883,928
	Communications Equipment - 2.63%
12,310	ARRIS Group, Inc. (a)	371,639
6,515	Aruba Networks, Inc. (a)(b)	118,443
15,760	Ciena Corp. (a)	305,902
3,170	F5 Networks, Inc. (a)(b)	413,574
205,085	Sonus Networks, Inc. (a)	814,187
		2,023,745
	Construction & Engineering - 0.45%
11,302	AECOM Technology Corp. (a)	343,242
	Construction Materials - 1.60%
4,950	Eagle Materials, Inc.	376,348
33,788	Headwaters, Inc. (a)	506,482
3,130	Martin Marietta Materials, Inc. (b)	345,302
		1,228,132
	Containers & Packaging - 3.45%
7,095	Ball Corp.	483,666
11,340	Crown Holdings, Inc. (a)	577,206
78,600	Graphic Packaging Holding Co. (a)	1,070,532
12,730	Owens-Illinois, Inc. (a)	343,583
2,290	Packaging Corp. of America	178,734
		2,653,721
	Electric Utilities - 2.52%
6,795	IDACORP, Inc.	449,761
6,210	NRG Yield, Inc. - Class A	292,739
17,895	OGE Energy Corp.	634,915

6,385	Pinnacle West Capital Corp. (b)	436,159
2,840	UIL Holdings Corp.	123,654
		1,937,228
	Electrical Equipment - 2.11%
2,886	Acuity Brands, Inc.	404,242
17,587	Generac Holdings, Inc. (a)(b)	822,368
3,700	Hubbell, Inc. - Class B	395,271
		1,621,881
	Electronic Equipment & Instruments - 0.91%
8,605	Rogers Corp. (a)	700,791
	Energy Equipment & Services - 1.21%
43,940	Aspen Aerogels, Inc. (a)(b)	350,641
35,010	Patterson-UTI Energy, Inc.	580,816
		931,457
	Food & Staples Retailing - 0.28%
7,800	Diplomat Pharmacy, Inc. (a)(b)	213,486
	Food Products - 1.95%
6,480	Freshpet, Inc. (a)(b)	110,549
2,750	John B. Sanfilippo & Son, Inc.	125,125
4,750	Lifeway Foods, Inc. (a)	88,018
2,915	Limoneira Co.	72,817
12,862	Post Holdings, Inc. (a)(b)	538,789
8,385	SunOpta, Inc. (a)	99,362
5,495	TreeHouse Foods, Inc. (a)	469,987
		1,504,647
	Gas Utilities - 0.30%
3,750	Southwest Gas Corp.	231,787
	Health Care Equipment & Supplies - 2.71%
18,750	AtriCure, Inc. (a)(b)	374,250
12,270	Endologix, Inc. (a)(b)	187,608
13,760	Globus Medical, Inc. - Class A (a)	327,075
4,700	HeartWare International, Inc. (a)(b)	345,121
5,515	Ocular Therapeutix, Inc. (a)	129,713
17,370	Quidel Corp. (a)(b)	502,340
17,740	TriVascular Technologies, Inc. (a)(b)	222,992
		2,089,099
	Health Care Providers & Services - 1.87%
6,033	Acadia Healthcare Co., Inc. (a)	369,280
14,431	Envision Healthcare Holdings, Inc. (a)	500,611
6,119	LifePoint Hospitals, Inc. (a)	440,017
1,580	WellCare Health Plans, Inc. (a)(b)	129,655
		1,439,563
	Health Care Technology - 1.88%
28,342	Allscripts Healthcare Solutions, Inc. (a)	361,927
4,955	athenahealth, Inc. (a)(b)	721,944
14,059	IMS Health Holdings, Inc. (a)	360,473
		1,444,344
	Hotels, Restaurants & Leisure - 1.96%
1,130	Buffalo Wild Wings, Inc. (a)(b)	203,830
2,620	Churchill Downs, Inc. (b)	249,686
5,885	Dunkin’ Brands Group, Inc.	250,995
5,250	Monarch Casino & Resort, Inc. (a)	87,098
9,170	Norwegian Cruise Line Holdings Ltd. (a)	428,789
2,595	Papa John’s International, Inc.	144,801
4,875	Zoes Kitchen, Inc. (a)(b)	145,811
		1,511,010
	Household Durables - 2.09%
9,370	iRobot Corp. (a)(b)	325,326
17,450	M/I Homes, Inc. (a)	400,652
19,030	Standard Pacific Corp. (a)(b)	138,729

17,250	Taylor Morrison Home Corp. - Class A (a)	325,852
7,605	Tempur Sealy International, Inc. (a)	417,591
		1,608,150
	Household Products - 0.28%
1,665	Energizer Holdings, Inc.	214,052
	Independent Power and Renewable Electricity Producers - 0.22%
7,010	Pattern Energy Group, Inc. - Class A	172,867
	Insurance - 4.60%
10,965	Argo Group International Holdings Ltd.	608,228
6,440	Arthur J. Gallagher & Co.	303,195
28,124	Assured Guaranty Ltd.	730,943
7,555	Brown & Brown, Inc.	248,635
7,205	Fidelity & Guaranty Life	174,865
7,935	James River Group Holdings Ltd. (a)(b)	180,601
10,760	Primerica, Inc.	583,838
20,605	XL Group Plc	708,194
		3,538,499
	Internet & Catalog Retail - 0.87%
4,320	HSN, Inc.	328,320
4,795	Wayfair, Inc. - Class A (a)(b)	95,181
10,510	Zulily, Inc. - Class A (a)(b)	245,934
		669,435
	Internet Software & Services - 1.83%
5,445	Benefitfocus, Inc. (a)(b)	178,814
4,055	Demandware, Inc. (a)	233,325
2,595	Envestnet, Inc. (a)	127,518
18,695	Marketo, Inc. (a)	611,700
5,497	Xoom Corp. (a)(b)	96,253
2,985	Yelp, Inc. - Class A (a)(b)	163,369
		1,410,979
	IT Services - 3.20%
2,023	CACI International, Inc. - Class A (a)	174,342
5,419	Cardtronics, Inc. (a)(b)	209,065
27,585	Genpact Ltd. (a)	522,184
4,230	Global Payments, Inc.	341,488
10,470	Heartland Payment Systems, Inc. (b)	564,856
6,580	WEX, Inc. (a)	650,894
		2,462,829
	Leisure Products - 0.47%
6,535	Arctic Cat, Inc.	231,992
2,595	Brunswick Corp.	133,020
		365,012
	Life Sciences Tools & Services - 0.71%
10,520	PRA Health Sciences, Inc. (a)	254,794
11,400	VWR Corp. (a)	294,918
		549,712
	Machinery - 1.36%
5,395	Colfax Corp. (a)(b)	278,220
5,065	IDEX Corp.	394,259
9,605	Luxfer Holdings Plc - ADR	143,403
3,650	Watts Water Technologies, Inc. - Class A	231,556
		1,047,438
	Media - 1.64%
13,690	IMAX Corp. (a)(b)	423,021
28,430	Interpublic Group of Cos., Inc.	590,491
3,358	Markit Ltd. (a)	88,752
10,970	National CineMedia, Inc.	157,639
		1,259,903

	Metals & Mining - 0.76%
2,555	Allegheny Technologies, Inc.	88,837
2,030	Carpenter Technology Corp. (b)	99,977
6,685	Commercial Metals Co.	108,899
2,325	Reliance Steel & Aluminum Co.	142,453
7,465	Steel Dynamics, Inc.	147,359
		587,525
	Multi-Utilities - 1.17%
7,155	Alliant Energy Corp. (b)	475,235
9,175	Ameren Corp.	423,243
		898,478
	Oil & Gas - 2.57%
23,245	Callon Petroleum Co. (a)	126,685
8,995	CONSOL Energy, Inc.	304,121
5,690	Diamondback Energy, Inc. (a)(b)	340,148
11,205	Eclipse Resources Corp. (a)	78,771
3,400	Energen Corp.	216,784
11,110	Laredo Petroleum, Inc. (a)(b)	114,988
8,660	Memorial Resource Development Corp. (a)	156,140
6,525	QEP Resources, Inc. (b)	131,936
6,000	Rice Energy, Inc. (a)	125,820
5,525	SemGroup Corp. - Class A	377,855
		1,973,248
	Paper & Forest Products - 0.62%
12,845	Boise Cascade Co. (a)	477,192
	Personal Products - 0.27%
4,765	Nu Skin Enterprises, Inc. - Class A (b)	208,230
	Pharmaceuticals - 1.24%
4,000	Achaogen, Inc. (a)	52,200
7,761	Aerie Pharmaceuticals, Inc. (a)	226,544
10,280	Prestige Brands Holdings, Inc. (a)	356,922
5,100	Relypsa, Inc. (a)(b)	157,080
4,140	Tetraphase Pharmaceuticals, Inc. (a)	164,399
		957,145
	Professional Services - 3.55%
5,715	Equifax, Inc.	462,172
8,780	Huron Consulting Group, Inc. (a)	600,464
7,650	ManpowerGroup, Inc.	521,501
10,735	Robert Half International, Inc.	626,709
5,260	TriNet Group, Inc. (a)	164,533
5,530	WageWorks, Inc. (a)	357,072
		2,732,451
	Real Estate Management & Development - 0.50%
15,090	Kennedy-Wilson Holdings, Inc.	381,777
	Road & Rail - 1.57%
1,230	Genesee & Wyoming, Inc. - Class A (a)	110,602
3,075	J.B. Hunt Transport Services, Inc.	259,069
3,260	Landstar System, Inc. (b)	236,448
3,060	Old Dominion Freight Line, Inc. (a)	237,578
12,680	Swift Transportation Co. - Class A (a)	363,028
		1,206,725
	Semiconductor & Semiconductor Equipment - 3.26%
8,360	Applied Micro Circuits Corp. (a)(b)	54,507
2,360	First Solar, Inc. (a)	105,244
25,190	Freescale Semiconductor Ltd. (a)(b)	635,544
5,810	International Rectifier Corp. (a)	231,819
28,635	Lattice Semiconductor Corp. (a)	197,295
5,315	Microsemi Corp. (a)	150,840
13,055	MKS Instrument, Inc.	477,813
6,680	Power Integrations, Inc.	345,623
5,815	SunEdison, Inc. (a)(b)	113,451
2,700	SunPower Corp. (a)(b)	69,741
6,690	Ultratech, Inc. (a)	124,166
		2,506,043

	Software - 2.43%
6,900	Barracuda Networks, Inc. (a)	247,296
8,225	Cadence Design System, Inc. (a)(b)	156,028
420	Factset Research Systems, Inc.	59,115
13,795	Fleetmatics Group Plc (a)(b)	489,585
3,690	HubSpot, Inc. (a)(b)	124,021
25,410	Mavenir Systems, Inc. (a)	344,560
5,750	PTC, Inc. (a)	210,737
4,155	Verint Systems, Inc. (a)(b)	242,153
		1,873,495
	Specialty Retail - 3.95%
4,235	Advance Auto Parts, Inc.	674,551
8,140	Chico’s FAS, Inc.	131,949
10,055	CST Brands, Inc.	438,499
10,755	DSW, Inc.	401,162
8,375	Five Below, Inc. (a)(b)	341,951
11,070	Francesca’s Holdings Corp. (a)(b)	184,869
5,671	Signet Jewelers Ltd.	746,133
3,485	Urban Outfitters, Inc. (a)	122,428
		3,041,542
	Technology Hardware, Storage & Peripherals - 0.24%
2,225	Stratasys Ltd. (a)(b)	184,920
	Textiles, Apparel & Luxury Goods - 1.51%
2,320	Carter, Inc.	202,559
3,925	Gildan Activewear, Inc.	221,959
2,365	Hanesbrands, Inc. (b)	263,981
15,800	Tumi Holdings, Inc. (a)	374,934
3,660	Vince Holding Corp. (a)	95,673
		1,159,106
	Trading Companies & Distributors - 0.92%
7,085	Air Lease Corp.	243,086
12,920	Houston Wire & Cable Co. (b)	154,394
4,075	WESCO International, Inc. (a)(b)	310,556
		708,036
	Water Utilities - 0.73%
10,520	American Water Works Co., Inc.	560,716
	Total Common Stocks (Cost $62,612,712)	68,808,353

	REAL ESTATE INVESTMENT TRUSTS - 8.06%
	Real Estate Investment Trusts - 8.06%
930	Alexander’s, Inc. (b)	406,577
12,895	CoreSite Realty Corp.	503,550
8,080	Cousins Properties, Inc.	92,274
22,840	Douglas Emmett, Inc.	648,656
11,560	Equity Lifestyle Properties, Inc.	595,918
7,135	Extra Space Storage, Inc.	418,396
4,695	Federal Realty Investment Trust (b)	626,595
13,380	Kite Realty Group Trust	384,541
19,325	Paramount Group, Inc. (a)	359,252
10,910	Pebblebrook Hotel Trust	497,823
23,055	Physicians Realty Trust	382,713
6,780	Post Properties, Inc.	398,461
13,285	RLJ Lodging Trust	445,446
3,720	SL Green Realty Corp. (b)	442,754
	Total Real Estate Investment Trusts (Cost $5,050,663)	6,202,956

	INVESTMENT COMPANIES - 2.41%
	Capital Markets - 0.21%
18,445	GSV Capital Corp. (a)(b)	159,181
	Exchange Traded Funds - 2.20%
14,130	iShares Russell 2000 Index Fund (b)	1,690,937
	Total Investment Companies (Cost $1,771,839)	1,850,118

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.69%
	Money Market Funds - 19.69%
15,153,288	Mount Vernon Prime Portfolio Effective Yield, 0.27%	15,153,288
	Total Investments Purchased as Securities Lending Collateral (Cost $15,153,288)	15,153,288

	Total Investments (Cost $84,588,502) - 119.57%	92,014,715
	Liabilities in Excess of Other Assets - (19.57)%	(15,059,159)
	TOTAL NET ASSETS - 100.00%	$76,955,556

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$84,588,502
Gross unrealized appreciation	9,715,579
Gross unrealized depreciation	(2,289,366)
Net unrealized appreciation	$7,426,213

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® World ex-US Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.66%
	Australia - 3.90%
30,606	Ansell Ltd.	$559,986
106,437	Australia and New Zealand Banking Group Ltd.	2,769,486
53,617	BHP Billiton, Ltd.	1,267,647
18,556	Commonwealth Bank of Australia	1,289,248
11,083	CSL Ltd.	778,534
7,635	Flight Centre Travel Group Ltd.	202,106
47,253	Lend Lease Group	629,357
25,110	Macquarie Group Ltd.	1,184,109
34,904	Oil Search Ltd.	223,825
30,271	Seek Ltd.	422,102
60,102	Suncorp Group Ltd.	686,593
120,983	Sydney Airport	463,183
333,244	Telstra Corp. Ltd.	1,617,842
18,541	Woodside Petroleum Ltd.	573,423
17,346	Woolworths Ltd.	431,041
		13,098,482
	Austria - 0.15%
9,200	Andritz AG	505,782
	Belgium - 1.23%
27,277	Anheuser-Busch InBev SA	3,069,799
14,692	KBC Groep NV (a)	819,963
2,926	UCB SA	222,486
		4,112,248
	Brazil - 1.16%
68,100	Ambev SA	418,868
64,900	BB Seguridade Participacoes SA	783,150
24,700	Cielo SA	386,495
36,500	Cosan SA Industria e Comercio	396,142
115,600	Kroton Educacional SA	674,065
19,400	Natura Cosmeticos SA	232,447
100	Petroleo Brasileiro SA	361
33,700	Smiles SA	583,810
36,630	WEG SA	421,668
		3,897,006
	Canada - 7.36%
5,300	Agrium, Inc.	501,808
42,000	Alamos Gold, Inc. (a)	300,052
21,800	Alimentation Couche-Tard, Inc.	913,619
20,400	Brookfield Asset Management, Inc. - Class A	1,022,283
34,200	Canadian Natural Resources Ltd.	1,057,380
4,500	Canadian Pacific Railway Ltd.	866,651
22,500	Catamaran Corp. (a)	1,164,314
29,500	CGI Group, Inc. (a)	1,124,595
7,500	Franco Nevada Corp.	369,319
11,600	Gildan Activewear, Inc.	655,982
8,300	Imperial Oil Ltd.	357,562
11,700	Keyera Corp.	816,422
12,600	Magna International, Inc.	1,365,307
71,800	Manulife Financial Corp.	1,370,738
5,700	Methanex Corp.	261,843
5,300	NovaTek OAO	412,743
17,700	Peyto Exploration & Development Corp.	509,915
32,000	Potash Corp. of Saskatchewan, Inc.	1,131,210
22,000	Quebecor, Inc. - Class B	604,820
6,700	Rogers Communications, Inc. - Class B	260,491
44,100	Royal Bank of Canada	3,045,777
56,300	Suncor Energy, Inc.	1,788,148

60,500	Toronto-Dominion Bank	2,890,648
11,000	Tourmaline Oil Corp. (a)	366,414
5,100	Valeant Pharmaceuticals International, Inc.	730,145
8,800	Vermilion Energy, Inc.	431,744
6,300	West Fraser Timber Co., Ltd.	360,442
		24,680,372
	Cayman Islands - 0.65%
4,400	Alibaba Group Holdings Ltd. - ADR (a)(b)	457,336
1,400	Baidu, Inc. - ADR (a)	319,158
1,255,000	China Modern Dairy Holdings Ltd. (a)	355,647
169,500	Lifestyle International Holdings Ltd.	356,720
47,400	Sands China Ltd.	230,750
9,000	TAL Education Group - ADR (a)(b)	252,810
11,000	Vipshop Holdings Ltd. - ADR (a)	214,940
		2,187,361
	Chile - 0.11%
1,965,776	Banco de Chile	227,939
2,710,814	Banco Santander Chile	135,474
		363,413
	China - 2.18%
552,000	Angang Steel Co., Ltd.	466,821
1,326,000	Bank of China Ltd.	744,243
822,000	Beijing Jingneng Clean Energy Co., Ltd.	354,550
1,211,000	China Construction Bank Corp.	989,124
291,000	China Pacific Insurance Group Co., Ltd.	1,464,025
281,000	China Petroleum & Chemical Corp.	227,565
155,500	Great Wall Motor Co., Ltd.	879,582
1,074,000	PetroChina Co.	1,192,233
398,000	PICC Property & Casualty Co., Ltd.	768,030
60,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	214,400
		7,300,573
	Czech Republic - 0.15%
2,515	Komercni Banka AS	517,590
	Denmark - 1.08%
37,466	Danske Bank AS	1,012,925
39,222	Novo Nordisk AS - Series B	1,659,082
26,400	Vestas Wind Systems AS (a)	958,762
		3,630,769
	Egypt - 0.06%
29,300	Commercial International Bank Egypt SAE	192,599
	Finland - 0.65%
14,899	Fortum OYJ	323,481
120,276	Nokia OYJ	951,242
19,100	Sampo OYJ - Series A	894,158
		2,168,881
	France - 6.89%
8,100	Air Liquide SA	1,002,294
9,886	Atos SA	785,499
70,100	AXA SA	1,615,321
22,126	BNP Paribas SA	1,306,191
15,105	Carrefour SA	459,668
27,551	Compagnie de Saint-Gobain SA	1,167,087
88,300	GDF Suez SA	2,059,076
168	Hermes International SCA	59,961
2,518	Iliad SA	605,422
2,650	Kering SA	509,253
16,200	Legrand SA	849,824
5,909	L’Oreal SA	989,003
3,452	LVMH Moet Hennessy Louis Vuitton SA	546,804
77,700	Orange SA	1,321,425
11,223	Renault SA	817,444
31,495	Rexel SA	564,270
18,252	Safran SA	1,126,059
15,874	Sanofi-Aventis SA	1,447,244
29,237	Societe Generale SA	1,223,577

6,000	Sodexo SA	587,307
79,638	Total SA	4,080,026
		23,122,755
	Germany - 4.67%
4,300	Adidas AG	298,617
13,600	Altice SA (a)	1,073,966
26,117	Bayer AG	3,559,977
3,782	Bayerische Motoren Werke AG	408,148
9,084	Beiersdorf AG	737,568
6,130	Continental AG	1,292,960
14,910	Daimler AG	1,238,339
96,060	Deutsche Telekom AG	1,536,997
18,100	Drillisch AG	643,336
17,700	Fresenius SE & Co. KGaA	920,297
20,590	GEA Group AG	905,266
25,138	K&S AG	693,689
22,703	Osram Licht AG (a)	891,320
6,312	Rocket Internet AG (a)	392,509
34,300	RWE AG	1,058,661
		15,651,650
	Greece - 0.12%
36,300	OPAP SA	389,003
	Hong Kong - 4.05%
383,000	AIA Group Ltd.	2,112,424
172,500	BOC Hong Kong Holdings Ltd.	574,794
193,500	BYD Electronic International Co., Ltd.	185,854
45,500	China Mobile Ltd.	532,930
175,000	CNOOC Ltd.	236,630
754,000	CSR Corp. Ltd.	1,015,102
684,000	CT Environmental Group, Ltd.	697,499
238,000	Far East Horizon Ltd.	233,924
1,486,000	GCL-Poly Energy Holdings Ltd. (a)	345,171
461,380	HKT Trust and HKT, Ltd.	600,922
20,200	Hong Kong Exchange & Clearing Ltd.	445,950
94,000	Hongkong Land Holdings Ltd.	633,328
720,000	Huadian Fuxin Energy Corp., Ltd.	337,192
60,000	Hutchison Whampoa Ltd.	685,894
73,000	Hysan Development Co., Ltd.	323,974
1,058,000	Industrial & Commercial Bank of China	772,544
773,754	Noble Group Ltd.	660,119
499,000	PCCW Ltd.	339,765
245,000	Techtronic Industries Co., Ltd.	785,981
120,200	Tencent Holdings, Ltd.	1,739,165
140,000	Tingyi Cayman Islands Holding Corp.	318,155
		13,577,317
	India - 2.02%
22,588	Axis Bank Ltd.	178,782
170,000	Bharti Infratel Ltd.	905,269
1,594	Eicher Motors Ltd.	377,708
34,854	HDFC Bank Ltd.	523,462
61,000	Housing Development Finance Corp., Ltd.	1,093,874
148,000	ITC Ltd.	862,154
34,000	Lupin Ltd.	768,178
107,678	Motherson Sumi Systems Ltd.	775,489
63,237	Oil & Natural Gas Corp. Ltd.	340,309
101,858	Petronet LNG Ltd.	335,888
30,994	Tata Steel Ltd.	195,221
33,724	YES BANK Ltd.	409,798
		6,766,132
	Indonesia - 0.53%
5,607,300	PT Ace Hardware Indonesia Tbk	354,488
1,502,100	PT Bank Rakyat Indonesia (Persero) Tbk	1,411,945
		1,766,433

	Ireland - 0.63%
1,355,500	Bank of Ireland (a)	507,942
27,900	CRH Plc	670,871
88,888	James Hardie Industries Plc	948,902
		2,127,715
	Israel - 0.75%
184,100	Bezeq the Israel Telecommunication Corp. Ltd.	326,560
36,698	Teva Pharmaceutical Industries, Ltd. - ADR (b)	2,110,502
1,300	Teva Pharmaceutical Industries, Ltd.	74,522
		2,511,584
	Italy - 1.46%
46,900	Assicurazioni Generali SpA	962,993
111,100	Finmeccanica SpA (a)	1,032,658
580,525	Intesa Sanpaolo SpA	1,684,051
671,391	Telecom Italia SpA (a)	716,032
70,647	UBI Banca SpA	505,287
		4,901,021
	Japan - 14.03%
4,300	ABC-Mart, Inc.	208,069
66,600	Acom Co., Ltd.	203,320
18,410	AEON Mall Co., Ltd.	326,243
18,900	Asahi Group Holdings, Ltd.	584,716
123,800	Astellas Pharma, Inc.	1,723,556
21,800	Bridgestone Corp.	756,066
30,000	Chiyoda Corp.	248,550
13,100	Denso Corp.	610,563
12,900	Dentsu, Inc.	542,334
9,100	Don Quijote Co., Ltd.	625,598
19,700	East Japan Railway Co.	1,484,806
10,900	Fuji Heavy Industries Ltd.	385,707
32,300	Fuji Media Holdings, Inc.	398,345
118,000	Fujitsu Ltd.	629,137
15,100	Hitachi Construction Machinery Co., Ltd.	319,262
167,000	Hitachi Ltd.	1,232,588
32,000	Hitachi Metals Ltd.	543,708
17,500	Hoya Corp.	591,935
132,000	IHI Corp.	668,509
50,100	Japan Tobacco, Inc.	1,378,892
19,800	JSR Corp.	339,853
21,200	JTEKT Corp.	356,792
117,000	Kawasaki Heavy Industries Ltd.	532,063
29,000	KDDI Corp.	1,821,897
1,000	Keyence Corp.	445,595
26,500	Komatsu Ltd.	585,860
14,000	Kubota Corp.	203,207
38,600	Kuraray Co., Ltd.	438,565
8,600	Makita Corp.	387,533
31,400	Mazda Motor Corp.	754,089
10,700	Miraca Holdings, Inc.	460,302
122,000	Mitsubishi Electric Corp.	1,449,123
460,600	Mitsubishi UFJ Financial Group, Inc.	2,530,642
76,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	360,237
40,000	Mitsui Fudosan Co., Ltd.	1,072,622
8,900	Murata Manufacturing Co., Ltd.	971,177
204,000	NEC Corp.	592,824
26,000	NGK Insulators Ltd.	532,956
11,200	Nidec Corp.	723,359
11,700	Nitori Holdings Co., Ltd.	628,624
107,400	Nomura Holdings, Inc.	607,780
21,400	Olympus Corp.	749,649
15,800	OMRON Corp.	706,821
86,400	ORIX Corp.	1,087,154
15,200	Osaka Securities Exchange Co., Ltd.	354,330
35,900	Rakuten, Inc.	499,219
4,700	Santen Pharmaceutical Co., Ltd.	253,023
14,100	Seiko Epson Corp.	590,004
36,300	Seven & I Holdings Co., Ltd.	1,305,760

136,100	Seven Bank Ltd.	571,278
3,700	Shin-Etsu Chemical Co., Ltd.	240,869
24,200	SoftBank Corp.	1,440,464
35,300	Sony Financial Holdings, Inc.	519,797
77,000	Sumitomo Chemical Co., Ltd.	303,128
171,000	Sumitomo Mitsui Trust Holdings, Inc.	654,979
26,600	Suzuki Motor Corp.	797,132
71,000	TAISEI Corp.	402,713
13,000	TDK Corp.	765,641
27,200	Tohoku Electric Power Co., Inc.	316,512
20,700	Tokio Marine Holdings, Inc.	672,288
190,000	Toshiba Corp.	801,287
66,900	Toyota Motor Corp.	4,169,034
30,500	Yamaha Motor Co., Ltd.	610,223
		47,068,309
	Jersey - 0.65%
23,737	Shire Plc	1,682,958
8,776	Wolseley Plc	501,741
		2,184,699
	Malaysia - 0.47%
482,500	Gamuda Bhd	692,608
144,915	Malayan Banking Berhad	379,507
1,135,400	YTL Corp.	516,312
		1,588,427
	Mexico - 0.88%
703,700	America Movil SAB de CV	782,220
179,500	Bolsa Mexicana de Valores SA - Series A	325,086
52,000	Fomento Economico Mexicano SAB de CV (a)	461,290
93,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	589,487
203,100	Grupo Mexico SAB de CV - Series B	589,460
18,100	Promotora y Operadora de Infraestructura SAB de CV (a)	217,623
		2,965,166
	Netherlands - 2.12%
167,900	AEGON NV	1,261,935
119,400	ING Groep NV (a)	1,542,612
16,000	Koninklijke DSM NV	975,890
221,816	Koninklijke KPN NV	700,352
21,650	Reed Elsevier NV	517,017
53,668	Unilever NV	2,099,376
		7,097,182
	Norway - 0.31%
20,400	Statoil ASA	359,180
15,474	Yara International ASA	689,094
		1,048,274
	Philippines - 0.29%
1,530,900	Alliance Global Group, Inc.	764,739
109,440	Metropolitan Bank & Trust Co.	201,787
		966,526
	Poland - 0.18%
19,860	Bank Handlowy w Warszawie SA	596,780
	Republic of Korea - 3.23%
316	Amorepacific Corp.	637,961
6,760	Coway Co., Ltd.	515,461
7,327	Daewoo International Corp.	209,386
6,716	Dongbu Insurance Co., Ltd.	335,382
3,306	Hyundai Motor Co.	505,012
6,089	KB Financial Group, Inc.	199,074
3,202	KEPCO Plant Service & Engineering Co., Ltd.	232,072
4,827	LG Chemical Ltd.	789,323
988	LG Household & Health Care Ltd.	560,000
4,007	Medy-Tox, Inc.	1,158,171
858	Naver Corp.	549,493
3,363	POSCO	847,122
2,417	Samsung Electronics Co., Ltd.	2,905,825
20,464	SK Hynix, Inc. (a)	874,538
2,159	SK Telecom Co., Ltd.	528,076
		10,846,896

	Russian Federation - 0.52%
27,990	Eurasia Drilling Co., Ltd.	498,222
46,891	Gazprom OAO - ADR (b)	212,416
11,800	Gazprom OAO	54,323
2,290	Magnit	361,935
22,120	MMC Norilsk Nickel OJSC - ADR	316,313
324,440	Sberbank Of Russia	284,659
		1,727,868
	Singapore - 0.88%
49,000	DBS Group Holdings Ltd.	758,585
36,000	Keppel Corp. Ltd.	239,954
54,000	Oversea-Chinese Banking Corp. Ltd.	424,871
82,581	United Overseas Bank Ltd.	1,523,954
		2,947,364
	South Africa - 1.73%
62,229	AngloGold Ashanti Ltd. (a)	543,422
32,552	Barclays Africa Group Ltd.	509,013
48,400	MTN Group Ltd.	920,691
129,100	Nampak Ltd.	485,249
11,390	Naspers Ltd.	1,473,356
105,338	Netcare Ltd.	344,256
12,300	Sasol Ltd.	459,071
20,500	Standard Bank Group Ltd.	252,659
136,900	Telkom SA SOC Ltd. (a)	822,816
		5,810,533
	Spain - 1.79%
38,787	Amadeus IT Holding SA	1,544,787
205,020	CaixaBank SA	1,074,279
170,096	Iberdrola SA	1,146,577
30,890	Inditex de Diseno Textil SA	881,152
119,542	International Consolidated Airlines Group SA (a)	890,502
5,494	Red Electrica Corporacion SA	484,305
		6,021,602
	Sweden - 2.03%
46,810	Alfa Laval AB	885,168
41,347	H & M Hennes & Mauritz AB - Series B	1,717,762
162,200	Nordea Bank AB	1,877,592
33,689	Svenska Cellulosa AB - Series B	726,291
16,200	Svenska Handelsbanken AB - Series A	757,964
34,200	Swedbank AB - Series A	848,534
		6,813,311
	Switzerland - 6.49%
15,528	Adecco SA	1,067,384
15,487	Cie Financiere Richemont SA	1,373,056
63,225	Nestle SA	4,609,167
41,178	Novartis AG	3,818,991
18,694	Roche Holding AG	5,064,994
4,243	Syngenta AG	1,364,793
135,711	UBS Group AG (a)	2,332,831
6,828	Zurich Financial Services AG	2,133,766
		21,764,982
	Taiwan - 2.38%
74,000	Advantech Co., Ltd.	543,262
759,056	Cathay Financial Holding Co., Ltd.	1,121,611
38,000	Eclat Textile Co., Ltd.	381,916
428,000	Fubon Financial Holding Co., Ltd.	681,260
19,000	Hermes Microvision, Inc.	950,202
231,000	Hon Hai Precision Industry Co., Ltd.	637,910
21,000	MediaTek, Inc.	305,286
57,750	Merida Industry Co., Ltd.	389,926
587,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,586,012
245,000	Vanguard International Semiconductor Corp.	400,904
		7,998,289

	Thailand - 0.40%
138,600	Intouch Holdings Plc	330,353
148,000	Kasikornbank Public Co., Ltd.	1,024,496
		1,354,849
	Turkey - 0.42%
74,811	Aygaz AS	313,784
24,587	Tupras Turkiye Petroleum Rafinerileri AS	581,724
87,900	Turkiye Halk Bankasi AS	520,683
		1,416,191
	United Kingdom - 13.06%
82,300	Anglo American Plc	1,522,919
29,876	AstraZeneca Plc	2,110,168
18,529	Babcock International Group Plc	303,548
79,200	BAE Systems Plc	579,206
231,731	Barclays Plc	871,155
69,700	Barratt Developments Plc	507,286
172,333	BG Group Plc	2,306,114
38,962	BHP Billiton Plc	835,010
18,988	British American Tobacco Plc	1,028,980
196,897	BT Group Plc	1,224,714
13,500	Bunzl Plc	369,053
19,200	Burberry Group Plc	487,138
34,621	Capita Plc	580,515
71,910	Diageo Plc	2,060,015
102,200	Direct Line Insurance Group Plc	462,312
38,200	Drax Group Plc	273,547
55,300	GlaxoSmithKline Plc	1,186,386
23,246	Hikma Pharmaceuticals Plc	713,224
127,100	HSBC Holdings Plc	1,201,067
37,962	Imperial Tobacco Group Plc	1,671,071
13,846	InterContinental Hotels Group Plc	557,114
514,300	ITV Plc	1,715,562
2,275,824	Lloyds Banking Group Plc (a)	2,676,966
23,653	London Stock Exchange Group Plc	813,878
46,042	Meggitt Plc	370,374
25,451	Mondi Plc	413,465
93,873	National Grid Plc	1,331,994
69,261	Prudential Plc	1,601,282
9,588	Randgold Resources Ltd.	650,931
59,500	Rolls-Royce Holdings Plc (a)	799,315
114,309	Royal Dutch Shell Plc - Class A	3,814,829
26,889	SABMiller Plc	1,401,758
14,460	Schroders Plc	600,992
72,604	St. James’s Place Plc	915,458
412,700	Taylor Wimpey Plc	880,462
150,914	Tesco Plc	440,021
16,700	Travis Perkins Plc	480,694
42,270	Tullow Oil Plc	272,403
25,465	Unilever Plc	1,034,599
633,724	Vodafone Group Plc	2,172,808
7,961	Whitbread Plc	589,165
		43,827,498
	Total Common Stocks (Cost $284,028,742)	307,513,432

	PREFERRED STOCKS - 1.50%
	Brazil - 0.77%
28,570	Banco Bradesco SA	376,821
100,000	Braskem SA	658,340
19,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar	734,660
45,999	Itau Unibanco Holding SA	598,738
57,700	Petroleo Brasileiro SA	217,498
		2,586,057
	Colombia - 0.13%
8,830	Bancolombia SA - ADR	422,781
	Germany - 0.60%
9,129	Volkswagen AG	2,028,974

	United Kingdom - 0.00%
5,355,000	Rolls-Royce Holdings Plc (a)	8,346
	Total Preferred Stocks (Cost $5,500,828)	5,046,158

	REAL ESTATE INVESTMENT TRUSTS - 1.07%
	Australia - 0.51%
298,914	Mirvac Group	432,394
1	SCA Property Group	2
175,125	Westfield Corp. (a)	1,283,730
		1,716,126
	France - 0.20%
2,600	Unibail-Rodamco SE	666,994
	Japan - 0.10%
150	Nippon Prologis REIT, Inc.	325,688
	United Kingdom - 0.26%
73,626	British Land Co. Plc	887,833
	Total Real Estate Investment Trusts (Cost $2,911,236)	3,596,641

	SHORT TERM INVESTMENTS - 5.46%
	Money Market Funds - 5.19%
17,411,081	Federated Prime Obligations Fund
	Effective Yield, 0.03%	17,411,081

Principal Amount
	U.S. Treasury Bill - 0.27%
	United States Treasury Bills
$340,000	0.041%, 04/02/2015 (c)	339,970
160,000	(0.013)%, 01/02/2015 (c)	160,000
140,000	0.015%, 01/29/2015 (c)	139,998
60,000	0.013%, 02/19/2015 (c)	59,998
20,000	0.018%, 03/12/2015 (c)	19,999
170,000	0.015%, 03/19/2015 (c)	169,995
10,000	0.015%, 03/26/2015 (c)	10,000
		899,960
	Total Short Term Investments (Cost $18,311,047)	18,311,041

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.81%
	Money Market Funds - 0.81%
2,698,640	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	2,698,640
	Total Investments Purchased as Securities Lending Collateral (Cost $2,698,640)	2,698,640

	Total Investments (Cost $313,450,493) - 100.50%	337,165,912
	Liabilities in Excess of Other Assets - (0.50)%	(1,669,137)
	TOTAL NET ASSETS - 100.00%	$335,496,775

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Partially assigned as collateral for certain futures contracts.

GuideMark® World ex-US Fund

Schedule of Investments by Industry

December 31, 2014 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.16%
Airlines	0.27%
Auto Components	1.43%
Automobiles	3.15%
Banks	12.96%
Beverages	2.38%
Biotechnology	0.58%
Building Products	0.35%
Capital Markets	1.41%
Chemicals	3.66%
Commercial Services & Supplies	0.16%
Communications Equipment	0.34%
Construction & Engineering	0.47%
Construction Materials	0.48%
Consumer Finance	0.38%
Containers & Packaging	0.14%
Diversified Consumer Services	0.28%
Diversified Financial Services	1.42%
Diversified Telecommunication Services	3.47%
Electric Utilities	0.68%
Electrical Equipment	1.45%
Electronic Equipment & Instruments	0.19%
Electronic Equipment, Instruments & Components	1.41%
Energy Equipment & Services	0.15%
Food & Staples Retailing	0.89%
Food Products	2.51%
Gas Utilities	0.09%
Health Care Equipment & Supplies	0.39%
Health Care Providers & Services	0.86%
Hotels, Restaurants & Leisure	0.76%
Household Durables	0.80%
Household Products	0.17%
Independent Power and Renewable Electricity Producers	0.29%
Industrial Conglomerates	0.74%
Insurance	5.87%
Internet & Catalog Retail	0.21%
Internet Software & Services	1.03%
IT Services	1.33%
Leisure Products	0.12%
Machinery	2.29%
Media	2.06%
Metals & Mining	2.52%
Multiline Retail	0.29%
Multi-Utilities	0.87%
Oil & Gas	7.00%
Paper & Forest Products	0.45%
Personal Products	0.77%
Pharmaceuticals	7.09%
Professional Services	0.62%
Real Estate	0.30%
Real Estate Management & Development	0.89%
Road & Rail	0.70%
Semiconductor & Semiconductor Equipment	2.49%
Specialty Retail	1.40%
Technology Hardware, Storage & Peripherals	0.51%
Textiles, Apparel & Luxury Goods	1.29%
Thrifts & Mortgage Finance	0.33%
Tobacco	1.47%
Trading Companies & Distributors	0.83%
Transportation Infrastructure	0.31%
Water Utilities	0.21%
Wireless Telecommunication Services	2.54%
TOTAL COMMON STOCKS	91.66%

PREFERRED STOCKS
Aerospace & Defense	0.00%
Automobiles	0.60%
Banks	0.42%
Chemicals	0.20%
Food & Staples Retailing	0.22%
Oil & Gas	0.06%
TOTAL PREFERRED STOCKS	1.50%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	1.07%
TOTAL REAL ESTATE INVESTMENT TRUSTS	1.07%

SHORT TERM INVESTMENTS
Money Market Funds	5.19%
U.S. Treasury Bill	0.27%
TOTAL SHORT TERM INVESTMENTS	5.46%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	0.81%
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL	0.81%

TOTAL INVESTMENTS	100.50%
Liabilities in Excess of Other Assets	(0.50)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$313,450,493
Gross unrealized appreciation	59,093,440
Gross unrealized depreciation	(35,378,021)
Net unrealized appreciation	$23,715,419

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
mini MSCI EAFE Index Futures	121	10,635,295	Mar-15	$(147,238)
mini MSCI Emerging Markets Index Futures	68	3,256,180	Mar-15	25,394
S&P / TSX 60 Index Futures	8	1,172,801	Mar-15	46,440
				$(75,404)

GuideMark® Opportunistic Equity Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.40%
	Aerospace & Defense - 1.78%
21,000	United Technologies Corp.	$2,415,000
	Air Freight & Logistics - 2.46%
67,485	Hub Group, Inc. - Class A (a)	2,569,829
6,851	United Parcel Service, Inc. - Class B (b)	761,625
		3,331,454
	Airlines - 0.56%
11,390	United Continental Holdings, Inc. (a)	761,877
	Banks - 4.35%
26,960	Citigroup, Inc.	1,458,806
11,829	PNC Financial Services Group, Inc.	1,079,160
54,690	Popular, Inc. (a)	1,862,195
17,473	U.S. Bancorp	785,411
12,720	Wells Fargo & Co.	697,310
		5,882,882
	Beverages - 0.77%
8,997	Molson Coors Brewing Co. - Class B	670,457
3,913	PepsiCo, Inc.	370,013
		1,040,470
	Biotechnology - 2.44%
30,250	Ariad Pharmaceuticals, Inc. (a)(b)	207,817
15,885	Celgene Corp. (a)(b)	1,776,896
13,095	Cubist Pharmaceuticals, Inc. (a)	1,318,012
		3,302,725
	Capital Markets - 1.67%
3,065	Ameriprise Financial, Inc.	405,346
502	BlackRock, Inc.	179,495
30,320	Franklin Resources, Inc.	1,678,819
		2,263,660
	Chemicals - 1.13%
7,540	Eastman Chemical Co.	571,984
2,779	Innophos Holdings, Inc.	162,433
6,680	Monsanto Co.	798,060
		1,532,477
	Commercial Services & Supplies - 1.68%
5,753	ABM Industries, Inc.	164,824
15,380	Copart, Inc. (a)	561,216
14,485	Republic Services, Inc.	583,021
26,794	The ADT Corp. (b)	970,747
		2,279,808
	Communications Equipment - 4.87%
64,635	Cisco Systems, Inc.	1,797,822
2,420	F5 Networks, Inc. (a)(b)	315,725
82,480	Juniper Networks, Inc.	1,840,954
11,025	Motorola Solutions, Inc.	739,557
4,710	Palo Alto Networks, Inc. (a)	577,305
17,801	QUALCOMM, Inc.	1,323,148
		6,594,511
	Containers & Packaging - 0.24%
7,308	Bemis Company, Inc. (b)	330,395
	Diversified Financial Services - 0.43%
6,528	CME Group, Inc.	578,707

	Diversified Telecommunication Services - 1.04%
30,049	Verizon Communications, Inc.	1,405,692
	Electrical Equipment - 0.34%
7,530	Emerson Electric Co.	464,827
	Energy Equipment & Services - 0.90%
18,565	National-Oilwell Varco, Inc. (b)	1,216,564
	Food & Staples Retailing - 1.30%
4,430	Costco Wholesale Corp.	627,953
19,587	SYSCO Corp. (b)	777,408
4,157	Wal-Mart Stores, Inc.	357,003
		1,762,364
	Food Products - 1.83%
14,735	B&G Foods, Inc. (b)	440,576
36,140	Post Holdings, Inc. (a)(b)	1,513,905
12,775	Unilever Plc - ADR (b)	517,132
		2,471,613
	Gas Utilities - 1.14%
9,800	AmeriGas Partners, L.P. (b)	469,616
15,412	National Fuel Gas Co. (b)	1,071,596
		1,541,212
	Health Care Equipment & Supplies - 4.17%
32,015	Alere, Inc. (a)	1,216,570
4,034	Becton, Dickinson & Co.	561,371
182,990	Boston Scientific Corp. (a)	2,424,618
12,680	Steris Corp. (b)	822,298
3,820	The Cooper Companies, Inc.	619,184
		5,644,041
	Health Care Providers & Services - 1.00%
13,202	Owens & Minor, Inc.	463,522
13,212	Quest Diagnostics, Inc. (b)	885,997
		1,349,519
	Hotels, Restaurants & Leisure - 1.27%
13,002	Bob Evans Farms, Inc. (b)	665,442
5,460	Jack in the Box, Inc.	436,582
7,570	Starbucks Corp.	621,118
		1,723,142
	Household Durables - 3.99%
56,177	Jarden Corp. (a)(b)	2,689,755
14,005	Whirlpool Corp.	2,713,328
		5,403,083
	Household Products - 0.99%
3,803	Energizer Holdings, Inc.	488,913
5,813	Kimberly-Clark Corp.	671,634
2,020	Procter & Gamble Co.	184,002
		1,344,549
	Insurance - 8.61%
29,695	American International Group, Inc.	1,663,217
46,240	Brown & Brown, Inc.	1,521,758
32,540	Endurance Specialty Holdings Ltd. (b)	1,947,194
22,910	MetLife, Inc.	1,239,202
18,400	Navigators Group, Inc. (a)	1,349,456
5,193	PartnerRe Ltd. (b)	592,677
74,370	Willis Group Holdings Plc (b)	3,332,520
		11,646,024
	Internet & Catalog Retail - 0.54%
635	The Priceline Group, Inc. (a)	724,033
	Internet Software & Services - 1.88%
8,560	Facebook, Inc. - Class A (a)	667,851
1,260	Google, Inc. - Class A (a)	668,632
1,260	Google, Inc. - Class C (a)	663,264
8,684	J2 Global, Inc. (b)	538,408
		2,538,155

	IT Services - 2.74%
2,460	Alliance Data Systems Corp. (a)	703,683
34,527	The Western Union Co. (b)	618,379
35,635	Vantiv, Inc. - Class A (a)	1,208,739
12,860	VeriFone Holdings, Inc. (a)	478,392
2,645	Visa, Inc. - Class A (b)	693,519
		3,702,712
	Leisure Products - 0.98%
12,931	Hasbro, Inc. (b)	711,076
4,025	Polaris Industries, Inc. (b)	608,741
		1,319,817
	Life Sciences Tools & Services - 0.33%
3,595	Thermo Fisher Scientific, Inc.	450,418
	Machinery - 2.05%
5,180	Caterpillar, Inc.	474,125
7,880	Danaher Corp.	675,395
8,350	Paccar, Inc.	567,884
8,195	Parker Hannifin Corp.	1,056,745
		2,774,149
	Media - 6.07%
14,879	Cinemark Holdings, Inc. (b)	529,395
15,790	Comcast Corp. - Class A	915,978
14,460	Liberty Global Plc - Class C (a)(b)	698,562
9,555	Omnicom Group, Inc. (b)	740,226
18,222	Shaw Communications, Inc. - Class B (b)	491,812
7,775	The Walt Disney Co. (b)	732,327
15,568	Thomson Reuters Corp. (b)	628,013
19,570	Twenty-First Century Fox, Inc. - Class A (b)	751,586
73,710	Twenty-First Century Fox, Inc. - Class B	2,719,162
		8,207,061
	Metals & Mining - 0.51%
4,179	Compass Minerals International, Inc.	362,862
6,716	Nucor Corp.	329,420
		692,282
	Multiline Retail - 1.09%
12,361	Kohl’s Corp. (b)	754,516
9,441	Target Corp.	716,666
		1,471,182
	Oil & Gas - 4.35%
6,121	Chevron Corp.	686,654
21,235	Cimarex Energy Co.	2,250,910
15,380	CONSOL Energy, Inc.	519,998
9,989	Memorial Production Partners LP (b)	145,740
11,594	Occidental Petroleum Corp.	934,592
9,850	Tesoro Corp.	732,347
13,696	Williams Partners L.P. (b)	612,896
		5,883,137
	Personal Products - 0.45%
6,070	Mead Johnson Nutrition Co.	610,278
	Pharmaceuticals - 7.78%
4,795	Actavis Plc (a)	1,234,281
12,000	Endo International Plc (a)(b)	865,440
4,090	Jazz Pharmaceuticals Plc (a)(b)	669,656
33,100	Pfizer, Inc.	1,031,065
4,770	Shire Plc - ADR	1,013,816
48,995	Teva Pharmaceutical Industries Ltd. - ADR (b)	2,817,702
20,245	Valeant Pharmaceuticals International, Inc. (a)	2,897,262
		10,529,222

	Professional Services - 0.47%
5,540	IHS, Inc. - Class A (a)	630,895
	Real Estate Management & Development - 0.76%
10,710	Alexander & Baldwin, Inc.	420,475
17,900	CBRE Group, Inc. - Class A (a)	613,075
		1,033,550
	Semiconductor & Semiconductor Equipment - 1.43%
7,840	Cavium, Inc. (a)(b)	484,669
31,070	Intel Corp. (b)	1,127,530
31,640	ON Semiconductor Corp. (a)	320,513
		1,932,712
	Software - 4.38%
7,540	Autodesk, Inc. (a)	452,852
81,258	Microsoft Corp.	3,774,434
7,060	Red Hat, Inc. (a)	488,128
9,890	salesforce.com, Inc. (a)(b)	586,576
9,210	ServiceNow, Inc. (a)(b)	624,899
		5,926,889
	Specialty Retail - 1.92%
6,480	Home Depot, Inc.	680,206
5,420	Signet Jewelers Ltd.	713,109
17,545	The TJX Companies, Inc.	1,203,236
		2,596,551
	Technology Hardware, Storage & Peripherals - 4.58%
34,185	Apple, Inc.	3,773,340
19,910	EMC Corp.	592,124
11,375	International Business Machines Corp.	1,825,005
		6,190,469
	Textiles, Apparel & Luxury Goods - 1.22%
22,020	VF Corp.	1,649,298
	Tobacco - 1.14%
18,880	Philip Morris International, Inc.	1,537,776
	Trading Companies & Distributors - 0.24%
15,259	Aircastle Ltd. (b)	326,085
	Wireless Telecommunication Services - 0.53%
18,365	Rogers Communications, Inc. - Class B (b)	713,664
	Total Common Stocks (Cost $99,316,944)	127,726,931

	REAL ESTATE INVESTMENT TRUSTS - 2.87%
	Real Estate Investment Trusts - 2.87%
6,200	CyrusOne, Inc.	170,810
31,691	Iron Mountain, Inc. (b)	1,225,174
111,125	iStar Financial, Inc. (a)	1,516,856
17,190	Starwood Property Trust, Inc. (b)	399,496
14,078	The Geo Group, Inc.	568,188
	Total Real Estate Investment Trusts (Cost $2,963,324)	3,880,524

	SHORT TERM INVESTMENTS - 1.15%
	Money Market Funds - 1.15%
1,555,828	Federated Prime Obligations Fund
	Effective Yield, 0.03%	1,555,828
	Total Short Term Investments (Cost $1,555,828)	1,555,828

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.64%
	Money Market Funds - 19.64%
26,567,020	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	26,567,020
	Total Investments Purchased as Securities Lending Collateral (Cost $26,567,020)	26,567,020

	Total Investments (Cost $130,403,116) - 118.06%	159,730,303
	Liabilities in Excess of Other Assets - (18.06)%	(24,437,821)
	TOTAL NET ASSETS - 100.00%	$135,292,482

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$130,403,116
Gross unrealized appreciation	29,938,165
Gross unrealized depreciation	(610,978)
Net unrealized appreciation	$29,327,187

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Core Fixed Income Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 9.51%
67,523	Accredited Mortgage Loan Trust
	Series 2005-3, 0.390%, 09/25/2035 (a)	$67,436
	Ally Master Owner Trust
365,000	Series 2012-5, 1.540%, 09/15/2019	362,488
305,000	Series 2014-5, 1.600%, 10/15/2019	304,388
	American Credit Acceptance Receivables Trust
65,551	Series 2012-3, 1.640%, 11/15/2016 (Acquired 11/27/2012 and 06/21/2013, Cost $65,549) (b)	65,583
77,549	Series 2013-2, 1.320%, 02/15/2017 (Acquired 07/31/2013 and 05/21/2014, Cost $77,557) (b)	77,607
40,675	Series 2014-1, 1.140%, 03/12/2018 (Acquired 01/07/2014, Cost $40,673) (b)	40,691
99,634	Series 2013-1, 1.450%, 04/16/2018 (Acquired 03/20/2013 and 02/27/2014, Cost $99,633) (b)	99,732
1,125,000	American Express Credit Account Master Trust
	Series 2014-2, 1.260%, 01/15/2020	1,122,913
	AmeriCredit Automobile Receivables Trust
315,000	Series 2012-5, 1.120%, 11/08/2017	316,042
845,000	Series 2014-3, 1.150%, 06/10/2019	844,145
305,000	AMMC CDO
	Series 2014-14A, 1.680%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	302,133
500,000	Apidos CDO
	Series 2013-12A, 1.331%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	487,950
308,243	Ares XXX CLO Ltd.
	Series 2014-30A, 1.081%, 04/20/2023 (Acquired 05/08/2014, Cost $305,592) (a)(b)	306,424
	ARI Fleet Lease Trust
91,076	Series 2012-B, 0.461%, 01/15/2021 (Acquired 10/16/2012, Cost $91,075) (a)(b)	91,057
260,000	Series 2014-A, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $259,928) (b)	260,584
270,000	Atlas Senior Loan Fund Ltd.
	Series 2014-6A, 1.778%, 10/15/2026 (Acquired 08/28/2014, Cost $269,865) (a)(b)	268,569
265,000	Atrium VII
	Series 7-AR, 1.332%, 11/16/2022 (Acquired 08/06/2014, Cost $265,000) (a)(b)	264,364
500,000	Atrium IX
	Series 9-A, 1.536%, 02/28/2024 (Acquired 01/24/2013, Cost $500,000) (a)(b)	493,500
500,000	Atrium X
	Series 10-A, 1.349%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	490,250
260,000	Avalon IV Capital Ltd.
	Series 2012-1AR, 1.398%, 04/17/2023 (Acquired 04/02/2014, Cost $260,000) (a)(b)	260,000
360,000	Avery Point CLO Ltd.
	Series 2014-1A, 1.754%, 04/25/2026 (Acquired 03/19/2014, Cost $360,000) (a)(b)	358,704
825,000	Babson CLO Ltd.
	Series 2013-IA, 1.331%, 04/20/2025 (Acquired 05/03/2013, Cost $825,000) (a)(b)	809,738
	Capital Auto Receivables Asset Trust
1,240,000	Series 2013-4, 1.090%, 03/20/2018	1,240,301
315,000	Series 2014-1, 1.320%, 06/20/2018	316,314
1,225,000	Capital One Multi-Asset Execution Trust
	Series 2014-5A, 1.480%, 07/15/2020	1,226,003
15,165	CarFinance Capital LLC
	Series 2013-1A, 1.650%, 07/17/2017 (Acquired 05/21/2013, Cost $15,165) (b)	15,182
555,000	Carlyle Global Market Strategies
	Series 2013-3A, 1.351%, 07/15/2025 (Acquired 06/10/2013, Cost $553,834) (a)(b)	542,013
235,000	CarMax Auto Owner Trust
	Series 2013-3, 1.490%, 01/15/2019	235,400
325,000	Cent CLO LP
	Series 2013-20A, 1.724%, 01/25/2026 (Acquired 12/18/2013, Cost $325,000) (a)(b)	323,473
345,000	Chase Issuance Trust
	Series 2007-B1, 0.411%, 04/15/2019 (a)	342,998
	CIFC Funding Ltd.
365,000	Series 2013-1A, 1.379%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	357,080
295,000	Series 2014-2A, 1.713%, 05/24/2026 (Acquired 07/02/2014, Cost $294,911) (a)(b)	292,699
1,060,000	Citibank Credit Card Issuance Trust
	Series 2013-A3, 1.110%, 07/23/2018	1,063,255

65,098	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 05/01/2032 (a)	45,457
22,169	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.456%, 10/25/2035 (a)	22,224
	CPS Auto Receivables Trust
215,727	Series 2013-C, 1.640%, 04/16/2018 (Acquired 09/24/2013, Cost $215,702) (b)	215,968
78,376	Series 2013-D, 1.540%, 07/16/2018 (Acquired 12/10/2013, Cost $78,369) (b)	78,464
85,926	Series 2014-A, 1.210%, 08/15/2018 (Acquired 03/10/2014, Cost $85,917) (b)	85,721
124,675	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $124,659) (b)	124,107
	CPS Auto Trust
60,233	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $60,231) (b)	60,586
95,116	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $95,105) (b)	95,152
	Credit Acceptance Auto Loan Trust
241,293	Series 2012-2A, 1.520%, 03/16/2020 (Acquired 09/11/2012, Cost $241,251) (b)	241,822
250,000	Series 2014-2A, 1.880%, 03/15/2022 (Acquired 09/18/2014, Cost $249,955) (b)	250,151
425,000	Dryden XXVI Senior Loan Fund
	Series 2013-26A, 1.331%, 07/15/2025 (Acquired 02/20/2013, Cost $425,000) (a)(b)	415,438
390,000	Dryden 33 Senior Loan Fund
	Series 2014-33A, 1.711%, 07/15/2026 (Acquired 04/09/2014, Cost $390,000) (a)(b)	387,816
59,922	DT Auto Owner Trust
	Series 2014-1A, 0.660%, 07/17/2017 (Acquired 01/14/2014, Cost $59,921) (b)	59,916
215,000	Enterprise Fleet Financing LLC
	Series 2012-1, 1.410%, 11/20/2017 (Acquired 11/02/2012, Cost $215,694) (b)	215,399
239,210	First Investors Auto Owner Trust
	Series 2013-2A, 1.230%, 03/15/2019 (Acquired 06/13/2013, Cost $239,181) (b)	239,630
415,000	Flatiron CLO Ltd.
	Series 2014-1A, 1.607%, 07/17/2026 (Acquired 06/05/2014, Cost $414,585) (a)(b)	411,680
580,000	Ford Credit Auto Lease Trust
	Series 2014-A, 0.900%, 06/15/2017	578,775
1,585,000	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4, 1.400%, 08/15/2019	1,583,098
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.463%, 05/25/2036 (a)	91,574
200,000	GE Equipment Small Ticket LLC
	Series 2014-1A, 1.440%, 10/25/2021 (Acquired 04/02/2014, Cost $199,963) (b)	200,216
305,000	Gramercy Park CLO Ltd.
	Series 2012-1AR, 1.528%, 07/17/2023 (Acquired 07/10/2014, Cost $305,000) (a)(b)	305,000
	HLSS Servicer Advance Receivables Backed Note
370,000	Series 2013-T1, 1.495%, 01/16/2046 (Acquired 01/16/2013 through 01/29/2014, Cost $370,799) (b)	369,788
435,000	Series 2013-T3, 1.793%, 05/15/2046 (Acquired 05/17/2013 and 08/28/2013, Cost $431,753) (b)	429,770
175,000	Series 2013-T1, 2.289%, 01/15/2048 (Acquired 01/16/2013, Cost $175,000) (a)(b)	170,821
585,000	Hyundai Auto Receivables Trust
	Series 2014-A, 0.790%, 07/16/2018	584,446
390,000	Limerock CLO
	Series 2014-2A, 1.731%, 04/18/2026 (Acquired 02/26/2014, Cost $389,581) (a)(b)	387,231
280,000	M&T Bank Auto Receivables Trust
	Series 2013-1A, 1.060%, 11/15/2017 (Acquired 06/10/2014, Cost $281,078) (b)	280,918
575,000	Madison Park Funding XI Ltd.
	Series 2013-11A, 1.531%, 10/23/2025 (Acquired 08/16/2013, Cost $574,425) (a)(b)	565,110
250,000	Madison Park Funding XII Ltd.
	Series 2014-12A, 1.731%, 07/20/2026 (Acquired 05/08/2014, Cost $250,000) (a)(b)	248,275
280,000	Magnetite CLO Ltd.
	Series 2014-9A, 1.700%, 07/25/2026 (Acquired 06/13/2014, Cost $279,857) (a)(b)	277,620
	Mercedes Benz Auto Lease Trust
525,000	Series 2013-B, 0.760%, 07/15/2019	525,132
1,420,000	Series 2014-A, 0.900%, 12/16/2019	1,419,761
410,982	Morgan Stanley Capital I, Inc. Trust
	Series 2003-NC10, 1.190%, 10/25/2033 (a)	390,550
	Neuberger Berman CLO Ltd.
275,000	Series 2014-17A, 1.626%, 08/04/2025 (Acquired 06/19/2014, Cost $275,000) (a)(b)	272,690
285,000	Series 2014-16A, 1.701%, 04/15/2026 (Acquired 02/11/2014, Cost $283,803) (a)(b)	282,635
280,000	Oak Hill Credit Partners
	Series 2013-8A, 1.351%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	273,756
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 1.348%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	401,021

450,000	OZLM Funding Ltd.
	Series 2013-5A, 1.728%, 01/20/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	443,745
	Prestige Auto Receivables Trust
220,000	Series 2013-1A, 1.330%, 05/15/2019 (Acquired 04/03/2013, Cost $219,948) (b)	220,394
120,000	Series 2014-1A, 1.520%, 04/15/2020 (Acquired 03/18/2014, Cost $119,993) (b)	119,815
135,000	Series 2014-1A, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,036) (b)	134,571
695,000	Race Point VIII CLO Ltd.
	Series 2013-8A, 1.482%, 02/20/2025 (Acquired 02/06/2013, Cost $695,000) (a)(b)	685,687
134,364	Residential Asset Mortgage Products, Inc.
	Series 2004-RZ1, 0.650%, 03/25/2034 (a)	133,647
	Santander Drive Auto Receivables Trust
93,481	Series 2012-4, 1.830%, 03/15/2017	93,712
290,000	Series 2012-5, 1.560%, 08/15/2018	290,676
250,000	Seneca Park CLO Ltd.
	Series 2014-1A, 1.704%, 07/17/2026 (Acquired 05/09/2014, Cost $249,866) (a)(b)	249,650
250,000	Shackleton CLO Ltd.
	Series 2014-6A, 1.710%, 07/17/2026 (Acquired 06/12/2014, Cost $248,475) (a)(b)	243,651
19,133	SNAAC Auto Receivables Trust
	Series 2013-1A, 1.140%, 07/16/2018 (Acquired 04/02/2013, Cost $19,132) (b)	19,151
225,000	Springleaf Funding Trust
	Series 2014-AA, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $224,963) (b)	224,814
44,073	U.S. Education Loan Trust, LLC
	Series 2006-1, 0.364%, 03/01/2025 (Acquired 08/06/2010, Cost $43,081) (a)(b)	44,051
	Westlake Automobile Receivables Trust
120,000	Series 2014-1A, 0.700%, 05/15/2017 (Acquired 05/20/2014, Cost $119,992) (b)	119,968
122,044	Series 2013-1A, 1.120%, 01/15/2018 (Acquired 09/18/2013, Cost $122,030) (b)	122,182
	Total Asset Backed Securities (Cost $29,533,150)	29,382,448

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.11%
160,000	Aventura Mall Trust
	Series 2013-AVM, 3.743%, 12/07/2032 (Acquired 12/10/2013, Cost $164,806) (a)(b)	170,158
	Banc of America Commercial Mortgage Trust
230,000	Series 2006-2, 5.728%, 05/10/2045 (a)	239,633
2,603	Series 2007-5, 5.620%, 02/10/2051	2,600
150,000	BB-UBS Trust
	Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $155,482) (b)	153,231
	Bear Stearns Commercial Mortgage Securities Trust
160,000	Series 2006-PW14, 5.201%, 12/11/2038	169,695
183,638	Series 2005-PW10, 5.405%, 12/11/2040 (a)	188,598
3,084,974	Series 2006-PW13, 5.540%, 09/11/2041	3,246,235
182,304	Series 2007-PW15, 5.331%, 02/11/2044	194,933
	CD Commercial Mortgage Trust
294,814	Series 2005-CD1, 5.226%, 07/15/2044 (a)	299,692
295,000	Series 2007-CD4, 5.322%, 12/11/2049	312,608
108,762	Chase Mortgage Financial Trust
	Series 2007-A1, 2.543%, 02/25/2037 (a)	104,782
	Citigroup Commercial Mortgage Trust
150,000	Series 2014-GC19, 4.023%, 03/12/2047	161,213
145,000	Series 2014-GC21, 3.855%, 05/10/2047	154,402
78,824	Series 2006-C4, 5.771%, 03/17/2049 (a)	82,433
85,307	COBALT CMBS Commercial Mortgage Trust
	Series 2007-C2, 5.484%, 04/15/2047 (a)	91,381
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $122,463) (b)	131,802
110,000	Series 2013-CR9, 4.235%, 07/12/2045 (a)	121,162
110,000	Series 2013-LC6, 2.941%, 01/12/2046 (a)	110,822
95,000	Series 2013-CR8, 3.612%, 06/12/2046 (a)	99,813
160,000	Series 2014-UBS2, 3.961%, 03/10/2047	171,929
115,000	Series 2014-LC15, 4.006%, 04/12/2047	123,995
145,000	Series 2014-CR17, 3.977%, 05/10/2047	156,055
235,000	Series 2014-CR18, 3.828%, 07/17/2047	249,803
120,000	Series 2014-UBS4, 3.694%, 08/12/2047	125,452
223,667	Commercial Mortgage Loan Trust
	Series 2008-LS1, 6.040%, 12/10/2049 (a)	240,731

	Countrywide Home Loans, Inc.
24,930	Series 2004-HYB6, 2.418%, 11/20/2034 (a)	24,049
122,305	Series 2005-11, 0.770%, 03/25/2035 (a)	110,546
107,771	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4, 5.467%, 09/15/2039	113,515
140,000	DBUBS Mortgage Trust
	Series 2011-LC2A, 4.537%, 07/12/2044 (Acquired 06/16/2014, Cost $153,180) (b)	154,910
400,000	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $452,892) (b)	457,553
145,000	GS Mortgage Securities Corp. Trust
	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $150,075) (b)	151,489
	GS Mortgage Securities Corp. II
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $147,815) (b)	145,200
235,594	Series 2005-GG4, 4.751%, 07/10/2039	235,876
	GS Mortgage Securities Trust
150,000	Series 2014-GC20, 3.998%, 04/12/2047	161,405
175,000	Series 2014-GC22, 3.862%, 06/10/2047	186,456
300,000	Hilton USA Trust
	Series 2013-HLT, 2.662%, 11/07/2030 (Acquired 11/22/2013 and 07/22/2014, Cost $301,720) (b)	300,950
	JP Morgan Chase Commercial Mortgage Securities Trust
145,000	Series 2012-WLDN, 3.905%, 05/07/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $146,198) (b)	152,050
415,000	Series 2005-LDP2, 4.738%, 07/15/2042	415,839
235,000	Series 2006-LDP7, 5.865%, 04/15/2045 (a)	245,561
344,295	Series 2006-LDP9, 5.336%, 05/15/2047	365,982
235,000	Series 2007-CB19, 5.698%, 02/12/2049 (a)	252,411
	JPMBB Commercial Mortgage Securities Trust
1,205,000	Series 2013-C12, 3.157%, 07/17/2045	1,247,858
145,000	Series 2014-C19, 3.997%, 04/17/2047	156,501
120,000	Series 2014-C21, 3.775%, 08/16/2047	127,326
120,000	Series 2014-C22, 3.801%, 09/17/2047	126,915
265,000	Series 2014-C26, 3.494%, 01/17/2048	273,799
180,058	JPMorgan Commercial Mortgage Securities Corp.
	Series 2012-LC9, 2.840%, 12/17/2047	180,156
	Lehman Brothers-UBS Commercial Mortgage Trust
234,804	Series 2006-C4, 5.833%, 06/15/2038 (a)	246,797
607,078	Series 2007-C1, 5.424%, 02/15/2040	650,673
286,123	Series 2007-C2, 5.430%, 02/15/2040	306,396
229,566	Series 2007-C6, 5.858%, 07/15/2040 (a)	242,578
280,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.677%, 05/12/2039 (a)	292,267
	ML-CFC Commercial Mortgage Trust
291,762	Series 2007-5, 5.378%, 08/14/2048	310,204
165,000	Series 2007-9, 5.700%, 09/12/2049	178,638
	Morgan Stanley Bank of America Merrill Lynch Trust
35,000	Series 2014-C14, 4.064%, 02/15/2047	37,868
175,000	Series 2014-C17, 3.741%, 08/16/2047	184,922
	Morgan Stanley Capital I Trust
185,000	Series 2014-MP, 3.469%, 08/11/2033 (Acquired 11/13/2014, Cost $190,466) (b)	191,364
220,000	Series 2007-IQ14, 5.692%, 04/15/2049 (a)	237,134
163,761	Series 2007-IQ16, 5.809%, 12/12/2049	178,257
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $147,187) (b)	144,254
	Springleaf Mortgage Loan Trust
146,831	Series 2013-1A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $146,820) (a)(b)	146,695
271,665	Series 2013-2A, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $268,909) (a)(b)	271,868
155,171	Series 2013-2A, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	158,899
250,000	Symphony VIII LP
	Series 2012-8AR, 1.335%, 01/09/2023 (Acquired 09/15/2014, Cost $250,000) (a)(b)	250,200
295,000	Symphony CLO XIV Ltd.
	Series 2014-14A, 1.756%, 07/14/2026 (Acquired 05/06/2014, Cost $295,000) (a)(b)	294,322
87,183	TIAA Seasoned Commercial Mortgage Trust
	Series 2007-C4, 5.560%, 08/15/2039 (a)	87,201
	Wachovia Bank Commercial Mortgage Trust
105,503	Series 2005-C18, 4.935%, 04/15/2042	105,622
136,257	Series 2006-C29, 5.308%, 11/15/2048	144,523
120,000	Wells Fargo Commercial Mortgage Trust
	Series 2014-LC16, 3.817%, 08/17/2050	127,354

	Wells Fargo-RBS Commercial Mortgage Trust
805,000	Series 2014-C19, 3.660%, 03/15/2047	845,660
175,000	Series 2014-LC14, 4.045%, 03/15/2047	188,952
175,000	Series 2014-C20, 3.995%, 05/17/2047	188,503
175,000	Series 2014-C21, 3.678%, 08/16/2047	184,012
	Total Collateralized Mortgage Obligations (Cost $18,855,166)	18,884,668

	CORPORATE OBLIGATIONS - 38.18%
	Aerospace & Defense - 0.37%
315,000	L-3 Communications Corp.
	3.950%, 05/28/2024	318,226
70,000	Raytheon Co.
	3.150%, 12/15/2024 (c)	70,356
740,000	United Technologies Corp.
	1.800%, 06/01/2017	750,113
		1,138,695
	Auto Parts & Equipment - 0.20%
610,000	Delphi Corp.
	4.150%, 03/15/2024	631,725
	Banks - 6.17%
275,000	Abbey National Treasury Services PLC/London
	2.350%, 09/10/2019 (c)	274,376
	Bank of America Corp.
550,000	2.600%, 01/15/2019	554,593
535,000	7.625%, 06/01/2019	647,228
515,000	4.100%, 07/24/2023 (c)	542,960
115,000	4.200%, 08/26/2024 (c)	117,292
200,000	6.110%, 01/29/2037	236,913
110,000	7.750%, 05/14/2038	155,847
935,000	5.000%, 01/21/2044	1,051,241
860,000	Bank of New York Mellon Corp.
	1.300%, 01/25/2018	852,558
200,000	Barclays Bank Plc
	3.750%, 05/15/2024	206,556
	BPCE SA
415,000	2.500%, 12/10/2018	421,050
220,000	5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $219,593) (b)	227,130
805,000	Branch Banking & Trust Co.
	1.450%, 10/03/2016	810,100
250,000	Capital One NA/Mclean VA
	1.500%, 09/05/2017	248,147
	Citigroup, Inc.
180,000	4.450%, 01/10/2017	190,367
150,000	8.500%, 05/22/2019	187,087
1,570,000	2.500%, 07/29/2019	1,572,272
400,000	4.300%, 11/20/2026	400,025
125,000	6.125%, 08/25/2036	149,486
135,000	6.675%, 09/13/2043	175,198
450,000	Deutsche Bank AG
	1.350%, 05/30/2017 (c)	446,471
760,000	Glitnir Bank
	6.693%, 06/15/2016 (Acquired 06/14/2006 and 06/21/2006, Cost $758,848) (a)(d)(e)	11,529
200,000	HSBC Holdings Plc
	6.800%, 06/01/2038	266,113
	JPMorgan Chase & Co.
260,000	1.350%, 02/15/2017	260,129
335,000	4.250%, 10/15/2020	360,436
350,000	4.500%, 01/24/2022	382,694
60,000	3.375%, 05/01/2023	59,423
70,000	3.625%, 05/13/2024	71,737
580,000	3.875%, 09/10/2024	581,191
180,000	5.625%, 08/16/2043	210,120
115,000	4.850%, 02/01/2044	128,089
250,000	Kaupthing Bank Hf
	7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(e)	4,777

230,000	KeyCorp
	5.100%, 03/24/2021	259,927
	Morgan Stanley
200,000	1.875%, 01/05/2018	199,412
125,000	3.700%, 10/23/2024	126,962
535,000	PNC Funding Corp.
	3.300%, 03/08/2022	551,071
300,000	PNC Bank N.A.
	2.400%, 10/18/2019	301,599
275,000	Royal Bank of Scotland Plc
	5.125%, 05/28/2024	280,246
625,000	SunTrust Banks, Inc.
	3.500%, 01/20/2017	651,856
875,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	898,013
1,410,000	U.S. Bancorp
	1.950%, 11/15/2018	1,415,571
	Wells Fargo & Co.
400,000	2.150%, 01/15/2019	401,443
155,000	3.450%, 02/13/2023 (c)	157,258
140,000	4.125%, 08/15/2023	147,101
250,000	3.300%, 09/09/2024	251,875
80,000	4.100%, 06/03/2026	81,876
216,000	5.606%, 01/15/2044	255,260
85,000	4.650%, 11/04/2044	88,066
1,155,000	Westpac Banking Corp.
	1.500%, 12/01/2017 (c)	1,154,476
		19,025,147
	Beverages - 0.37%
	Anheuser-Busch InBev Worldwide, Inc.
120,000	0.800%, 07/15/2015	120,208
150,000	8.200%, 01/15/2039	232,326
770,000	Diageo Capital Plc
	1.500%, 05/11/2017	771,468
		1,124,002
	Biotechnology - 0.42%
	Amgen, Inc.
150,000	3.625%, 05/22/2024	152,761
375,000	4.950%, 10/01/2041	403,472
270,000	Celgene Corp.
	5.250%, 08/15/2043	306,146
230,000	Genzyme Corp.
	5.000%, 06/15/2020	259,394
	Gilead Sciences, Inc.
100,000	3.500%, 02/01/2025	102,853
70,000	4.500%, 02/01/2045	75,130
		1,299,756
	Capital Markets - 2.30%
880,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	1,014,954
	Goldman Sachs Group, Inc.
835,000	5.950%, 01/18/2018	928,309
460,000	4.000%, 03/03/2024	478,097
55,000	3.850%, 07/08/2024	56,474
290,000	6.750%, 10/01/2037	365,339
100,000	6.250%, 02/01/2041	126,866
	Morgan Stanley
825,000	1.750%, 02/25/2016	829,707
350,000	5.950%, 12/28/2017	389,171
275,000	2.500%, 01/24/2019 (c)	275,513
70,000	4.875%, 11/01/2022	74,467
770,000	4.350%, 09/08/2026	775,658
880,000	The Bank of New York Mellon Corp.
	2.200%, 03/04/2019	884,061

805,000	Wachovia Corp.
	5.750%, 02/01/2018	902,065
		7,100,681
	Chemicals - 0.95%
	Dow Chemical Co.
445,000	4.250%, 11/15/2020	477,001
315,000	3.000%, 11/15/2022	308,309
595,000	LYB International Finance BV
	4.000%, 07/15/2023	609,746
	Monsanto Co.
915,000	1.150%, 06/30/2017	908,529
605,000	4.400%, 07/15/2044	630,318
		2,933,903
	Commercial Services & Supplies - 0.45%
650,000	International Lease Finance Corp.
	5.750%, 05/15/2016	675,594
210,000	Republic Services, Inc.
	4.750%, 05/15/2023	233,799
475,000	Waste Management, Inc.
	2.900%, 09/15/2022	470,817
		1,380,210
	Consumer Finance - 2.29%
	American Express Co.
325,000	3.625%, 12/05/2024	328,383
457,000	4.050%, 12/03/2042	463,079
	American Express Credit Corp.
535,000	1.300%, 07/29/2016	537,538
775,000	2.125%, 03/18/2019	774,801
580,000	Capital One Financial Corp.
	2.450%, 04/24/2019	579,259
	Caterpillar Financial Services Corp.
715,000	1.625%, 06/01/2017	719,869
390,000	2.250%, 12/01/2019 (c)	390,878
	John Deere Capital Corp.
565,000	1.050%, 10/11/2016	566,046
675,000	1.300%, 03/12/2018	668,394
	PACCAR Financial Corp.
565,000	1.150%, 08/16/2016	568,093
290,000	1.100%, 06/06/2017	288,977
	Toyota Motor Credit Corp.
605,000	2.050%, 01/12/2017	616,603
565,000	2.125%, 07/18/2019	567,286
		7,069,206
	Diversified Financial Services - 1.45%
380,000	Credit Suisse
	1.375%, 05/26/2017	379,102
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	327,204
200,000	5.875%, 08/02/2021	231,879
	General Electric Capital Corp.
210,000	5.300%, 02/11/2021 (c)	240,007
950,000	3.150%, 09/07/2022	969,234
550,000	5.875%, 01/14/2038	697,389
	Hutchison Whampoa International Ltd.
450,000	3.500%, 01/13/2017 (Acquired 09/06/2012, Cost $462,099) (b)	467,352
200,000	1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $199,540) (b)	198,488
585,000	National Rural Utilities Cooperative Finance Corp.
	5.450%, 04/10/2017	639,448
300,000	NCUA Guaranteed Notes
	3.000%, 06/12/2019	316,080
		4,466,183
	Diversified Manufacturing - 0.35%
575,000	Cooper U.S., Inc.
	3.875%, 12/15/2020	609,397
405,000	Tyco Electronics Group SA
	6.550%, 10/01/2017	456,170
		1,065,567

	Diversified Telecommunication Services - 1.04%
95,000	AT&T, Inc.
	4.800%, 06/15/2044	97,185
	Verizon Communications, Inc.
252,000	2.625%, 02/21/2020 (Acquired 09/11/2013, Cost $235,826) (b)	249,416
185,000	3.000%, 11/01/2021	182,732
1,225,000	5.150%, 09/15/2023	1,353,642
250,000	3.500%, 11/01/2024	246,131
515,000	6.400%, 09/15/2033	635,481
284,000	6.550%, 09/15/2043	364,379
83,000	5.012%, 08/21/2054 (Acquired 09/11/2013, Cost $65,421) (b)	86,244
		3,215,210
	Electric Utilities - 1.40%
100,000	American Electric Power Co., Inc.
	1.650%, 12/15/2017	100,097
	Consolidated Edison Company of New York, Inc.
85,000	3.300%, 12/01/2024	86,738
200,000	4.625%, 12/01/2054	220,085
355,000	Duke Energy Corp.
	3.550%, 09/15/2021	371,163
160,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	189,224
460,000	Duke Energy Progress, Inc.
	4.150%, 12/01/2044	491,120
300,000	Edison International
	3.750%, 09/15/2017	316,833
100,000	Massachusetts Electric Co.
	5.900%, 11/15/2039 (Acquired 07/09/2013, Cost $114,222) (b)	131,251
325,000	Northeast Utilities
	2.800%, 05/01/2023	315,126
115,000	Pacific Gas & Electric Co.
	4.750%, 02/15/2044	126,995
150,000	Progress Energy, Inc.
	3.150%, 04/01/2022	152,194
535,000	PSI Energy, Inc.
	6.050%, 06/15/2016	573,851
285,000	Sierra Pacific Power Co.
	3.375%, 08/15/2023	296,402
395,000	The Southern Co.
	2.150%, 09/01/2019	392,891
485,000	Union Electric Co.
	6.700%, 02/01/2019	569,456
		4,333,426
	Energy Equipment & Services - 0.25%
770,000	Halliburton Co.
	3.250%, 11/15/2021	784,993
	Engineering Construction - 0.13%
400,000	ABB Finance USA, Inc.
	2.875%, 05/08/2022	402,662
	Food & Staples Retailing - 0.50%
250,000	CVS Health Corp.
	2.750%, 12/01/2022	243,924
165,000	Sysco Corp.
	2.350%, 10/02/2019	166,080
580,000	Walgreen Co.
	1.800%, 09/15/2017	580,665
	Wal-Mart Stores, Inc.
315,000	1.000%, 04/21/2017	314,454
175,000	6.500%, 08/15/2037	241,615
		1,546,738
	Food Products - 0.13%
85,000	ConAgra Foods, Inc.
	1.350%, 09/10/2015	85,357

200,000	Grupo Bimbo SAB de CV
	4.875%, 06/27/2044 (Acquired 07/15/2014, Cost $195,240) (b)	203,200
55,000	Kraft Foods Group, Inc.
	5.000%, 06/04/2042	60,779
35,000	Mondelez International, Inc.
	6.500%, 02/09/2040	46,810
		396,146
	Health Care Equipment & Supplies - 0.82%
630,000	Baxter International, Inc.
	1.850%, 06/15/2018	627,368
480,000	Becton, Dickinson & Co.
	3.250%, 11/12/2020	488,940
465,000	CareFusion Corp.
	3.875%, 05/15/2024	480,796
	Medtronic, Inc.
195,000	2.500%, 03/15/2020 (Acquired 12/01/2014, Cost $195,133) (b)	195,749
175,000	3.150%, 03/15/2022 (Acquired 12/01/2014, Cost $174,714) (b)(c)	177,502
115,000	3.500%, 03/15/2025 (Acquired 12/01/2014, Cost $113,899) (b)	117,893
325,000	4.375%, 03/15/2035 (Acquired 12/01/2014, Cost $322,130) (b)	345,949
85,000	4.625%, 03/15/2045 (Acquired 12/01/2014, Cost $84,772) (b)	92,526
		2,526,723
	Health Care Providers & Services - 1.63%
	Aetna, Inc.
635,000	2.750%, 11/15/2022 (c)	617,044
445,000	4.750%, 03/15/2044	492,660
	Cardinal Health, Inc.
240,000	2.400%, 11/15/2019	239,492
550,000	3.200%, 03/15/2023	547,673
325,000	Express Scripts Holding Co.
	3.125%, 05/15/2016	334,193
	Humana, Inc.
730,000	3.150%, 12/01/2022	711,056
375,000	3.850%, 10/01/2024	380,693
	McKesson Corp.
320,000	1.292%, 03/10/2017	318,536
160,000	1.400%, 03/15/2018	158,145
	UnitedHealth Group, Inc.
125,000	1.400%, 10/15/2017	124,962
490,000	1.625%, 03/15/2019	483,491
305,000	3.950%, 10/15/2042	304,447
	WellPoint, Inc.
150,000	5.850%, 01/15/2036	185,041
125,000	5.100%, 01/15/2044	141,027
		5,038,460
	Industrial - 0.13%
420,000	Pentair Finance SA
	3.150%, 09/15/2022	413,244
	Industrial Conglomerates - 0.38%
	General Electric Co.
380,000	5.250%, 12/06/2017	421,711
125,000	4.500%, 03/11/2044	137,982
555,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	616,479
		1,176,172
	Insurance - 1.65%
	American International Group, Inc.
225,000	4.125%, 02/15/2024 (c)	239,971
400,000	4.500%, 07/16/2044	424,367
565,000	Berkshire Hathaway Finance Corp.
	0.950%, 08/15/2016	567,087
605,000	CNA Financial Corp.
	7.350%, 11/15/2019	723,605
420,000	Liberty Mutual Group, Inc.
	4.250%, 06/15/2023 (Acquired 07/22/2014, Cost $434,724) (b)	433,567
1,365,000	Loews Corp.
	5.250%, 03/15/2016	1,434,711

	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	101,293
200,000	4.050%, 10/15/2023	211,693
95,000	3.500%, 03/10/2025	95,803
140,000	MetLife, Inc.
	4.368%, 09/15/2023	152,933
425,000	New York Life Global Funding
	3.000%, 05/04/2015 (Acquired 03/19/2012, Cost $427,480) (b)	428,735
285,000	Trinity Acquisition Plc
	4.625%, 08/15/2023	295,774
		5,109,539
	Internet & Catalog Retail - 0.06%
185,000	Amazon.com, Inc.
	4.950%, 12/05/2044	191,855
	Internet Software & Services - 0.17%
520,000	eBay, Inc.
	1.350%, 07/15/2017	516,337
	IT Services - 0.16%
495,000	MasterCard, Inc.
	3.375%, 04/01/2024	509,102
	Machinery - 0.46%
615,000	Cummins, Inc.
	3.650%, 10/01/2023	648,107
	Eaton Corp.
450,000	5.600%, 05/15/2018	500,049
290,000	2.750%, 11/02/2022	285,393
		1,433,549
	Media - 1.32%
	Comcast Corp.
900,000	5.875%, 02/15/2018	1,013,340
115,000	4.750%, 03/01/2044	128,683
	Cox Communications, Inc.
195,000	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $194,142) (b)	187,341
125,000	3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $124,784) (b)	126,434
	DIRECTV Holdings, LLC
325,000	1.750%, 01/15/2018	323,094
30,000	3.950%, 01/15/2025 (c)	30,298
285,000	6.350%, 03/15/2040 (c)	332,016
175,000	News America, Inc.
	4.500%, 02/15/2021	191,810
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017 (c)	268,668
250,000	6.750%, 07/01/2018	286,946
40,000	5.000%, 02/01/2020	44,129
100,000	5.500%, 09/01/2041 (c)	116,625
	Time Warner, Inc.
350,000	4.700%, 01/15/2021	383,604
225,000	7.625%, 04/15/2031	314,500
135,000	6.500%, 11/15/2036	172,295
145,000	Viacom, Inc.
	5.850%, 09/01/2043	161,835
		4,081,618
	Metals & Mining - 0.59%
420,000	BHP Billiton Finance USA Ltd.
	1.625%, 02/24/2017	423,694
70,000	Freeport-McMoRan Copper & Gold, Inc.
	3.550%, 03/01/2022	66,219
	Nucor Corp.
285,000	4.125%, 09/15/2022	303,863
285,000	4.000%, 08/01/2023	299,015
430,000	Rio Tinto Finance USA Ltd.
	2.500%, 05/20/2016	438,256
	Xstrata Finance Canada Ltd.
140,000	2.700%, 10/25/2017 (Acquired 10/18/2012, Cost $139,765) (a)(b)(c)	141,734

135,000	4.250%, 10/25/2022 (Acquired 10/18/2012, Cost $134,658) (b)	134,560
		1,807,341
	Multi-Utilities - 0.87%
430,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	448,395
550,000	Dominion Resources, Inc.
	1.400%, 09/15/2017	545,588
395,000	Sempra Energy
	6.500%, 06/01/2016	424,323
1,175,000	Xcel Energy, Inc.
	5.613%, 04/01/2017	1,282,993
		2,701,299
	Oil & Gas - 3.41%
150,000	Anadarko Petroleum Corp.
	8.700%, 03/15/2019	183,909
85,000	BP Capital Markets Plc
	2.521%, 01/15/2020 (c)	85,159
290,000	Buckeye Partners LP
	4.875%, 02/01/2021	304,362
	Canadian Natural Resources Ltd.
690,000	3.450%, 11/15/2021	681,719
105,000	3.800%, 04/15/2024	103,391
200,000	Cenovus Energy, Inc.
	5.200%, 09/15/2043	193,318
200,000	CNOOC Finance (2013) Ltd.
	3.000%, 05/09/2023	189,626
910,000	ConocoPhillips
	6.650%, 07/15/2018	1,051,660
450,000	Enable Midstream Partners LP
	3.900%, 05/15/2024 (Acquired 05/19/2014, Cost $449,492) (b)	434,587
225,000	Enbridge, Inc.
	3.500%, 06/10/2024	211,770
	Energy Transfer Partners LP
505,000	4.150%, 10/01/2020	518,357
175,000	5.200%, 02/01/2022	187,441
120,000	Hess Corp.
	1.300%, 06/15/2017	118,300
690,000	Husky Energy, Inc.
	3.950%, 04/15/2022	693,489
	Kinder Morgan, Inc.
75,000	2.000%, 12/01/2017	74,588
55,000	3.050%, 12/01/2019	54,625
365,000	LUKOIL International Finance B.V.
	3.416%, 04/24/2018 (Acquired 04/17/2013, Cost $365,000) (b)	311,163
295,000	Marathon Petroleum Corp.
	3.625%, 09/15/2024	289,686
	Nexen, Inc.
100,000	5.875%, 03/10/2035	117,797
100,000	7.500%, 07/30/2039	139,241
	Petrobras International Finance Co.
150,000	7.875%, 03/15/2019	158,606
85,000	5.375%, 01/27/2021	79,183
150,000	Petroleos Mexicanos
	5.500%, 06/27/2044	153,750
	Phillips 66
480,000	2.950%, 05/01/2017	496,014
545,000	4.300%, 04/01/2022	576,248
960,000	Schlumberger Investment SA
	3.650%, 12/01/2023	1,005,444
1,150,000	Shell International Finance BV
	1.125%, 08/21/2017	1,148,784
230,000	Spectra Energy Partners LP
	4.600%, 06/15/2021	249,306
	Williams Partners LP
180,000	4.300%, 03/04/2024	180,007

575,000	3.900%, 01/15/2025	553,749
		10,545,279
	Pharmaceuticals - 0.91%
	AbbVie, Inc.
455,000	1.750%, 11/06/2017	456,303
330,000	2.900%, 11/06/2022	325,459
200,000	Bayer US Finance LLC
	2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $199,084) (b)	201,018
895,000	GlaxoSmithKline Capital Plc
	1.500%, 05/08/2017	899,397
260,000	Perrigo Co. PLC
	1.300%, 11/08/2016	258,978
	Sanofi-Aventis SA
200,000	1.250%, 04/10/2018	198,249
445,000	4.000%, 03/29/2021	484,151
		2,823,555
	Pipelines - 1.18%
	DCP Midstream Operating LP
320,000	2.700%, 04/01/2019	313,557
320,000	5.600%, 04/01/2044	328,346
490,000	Enterprise Products Operating LLC
	6.125%, 10/15/2039	593,933
	Plains All American Pipeline L.P. / PAA Finance Corp.
300,000	2.600%, 12/15/2019	298,258
300,000	4.700%, 06/15/2044	299,016
645,000	Spectra Energy Capital LLC
	5.650%, 03/01/2020	717,377
305,000	Sunoco Logistics Partners Operations LP
	4.250%, 04/01/2024	309,004
560,000	TransCanada Pipelines Ltd.
	7.625%, 01/15/2039	772,044
		3,631,535
	Real Estate - 1.91%
	American Tower Corp.
70,000	3.400%, 02/15/2019	71,315
170,000	3.450%, 09/15/2021 (c)	167,381
110,000	5.000%, 02/15/2024	116,866
445,000	Boston Properties LP
	3.125%, 09/01/2023	435,330
135,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	135,535
145,000	Duke Realty LP
	3.875%, 02/15/2021	150,764
285,000	ERP Operating LP
	3.000%, 04/15/2023	278,463
	Health Care Property Investments, Inc.
75,000	6.000%, 01/30/2017	81,875
445,000	5.375%, 02/01/2021	497,561
	Health Care REIT, Inc.
440,000	4.125%, 04/01/2019	468,330
455,000	5.250%, 01/15/2022	506,338
190,000	Kimco Realty Corp.
	3.200%, 05/01/2021	192,845
	Liberty Property LP
275,000	5.500%, 12/15/2016	295,401
25,000	4.125%, 06/15/2022	25,956
25,000	3.375%, 06/15/2023	24,417
500,000	ProLogis LP
	4.250%, 08/15/2023	529,248
161,000	Realty Income Corp.
	3.250%, 10/15/2022	158,990
950,000	Simon Property Group LP
	2.200%, 02/01/2019	955,875
65,000	UDR, Inc.
	3.700%, 10/01/2020	67,466

	Ventas Realty LP
260,000	2.000%, 02/15/2018	260,420
150,000	2.700%, 04/01/2020	148,612
250,000	5.700%, 09/30/2043	301,054
		5,870,042
	Road & Rail - 0.28%
355,000	Burlington Northern Santa Fe LLC
	7.950%, 08/15/2030	512,410
275,000	CSX Corp.
	6.150%, 05/01/2037	356,877
		869,287
	Semiconductor & Semiconductor Equipment - 0.79%
	Altera Corp.
245,000	1.750%, 05/15/2017	245,473
300,000	2.500%, 11/15/2018	302,187
430,000	Analog Devices, Inc.
	3.000%, 04/15/2016	440,007
480,000	Applied Materials, Inc.
	2.650%, 06/15/2016	490,743
400,000	Intel Corp.
	3.300%, 10/01/2021 (c)	420,085
225,000	TSMC Global Ltd.
	1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $224,849) (b)	221,189
315,000	Xilinx, Inc.
	2.125%, 03/15/2019	313,288
		2,432,972
	Software - 0.45%
	Oracle Corp.
600,000	2.250%, 10/08/2019	604,693
150,000	2.800%, 07/08/2021	152,090
600,000	4.300%, 07/08/2034	643,672
		1,400,455
	Specialty Retail - 0.37%
260,000	AutoZone, Inc.
	4.000%, 11/15/2020	276,227
	Home Depot, Inc.
285,000	2.700%, 04/01/2023	282,934
200,000	5.875%, 12/16/2036 (c)	262,087
290,000	Lowe’s Cos., Inc.
	4.250%, 09/15/2044	307,554
		1,128,802
	Technology Hardware, Storage & Peripherals - 0.71%
1,075,000	Apple, Inc.
	2.400%, 05/03/2023	1,046,070
800,000	EMC Corp.
	1.875%, 06/01/2018	797,934
	Hewlett-Packard Co.
200,000	3.000%, 09/15/2016	205,440
150,000	3.300%, 12/09/2016	154,981
		2,204,425
	Telecommunications - 0.12%
	SBA Tower Trust
210,000	3.598%, 04/15/2043 (Acquired 04/04/2013, Cost $210,000) (b)	211,016
155,000	2.898%, 10/15/2044 (Acquired 10/07/2014, Cost $155,000) (b)	155,771
		366,787
	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc.
	4.625%, 04/19/2016	62,522
	Tobacco - 0.07%
34,000	Altria Group, Inc.
	9.700%, 11/10/2018	43,209
175,000	Philip Morris International, Inc.
	3.250%, 11/10/2024	175,452
		218,661

	Transportation - 0.28%
309,000	Canadian Pacific Railway Ltd.
	4.500%, 01/15/2022	339,828
275,000	Kansas City Southern de Mexico SA de CV
	3.000%, 05/15/2023	267,853
250,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	248,510
		856,191
	Trucking - 0.14%
	Penske Truck Leasing Co., L.P.
400,000	3.125%, 05/11/2015 (Acquired 05/08/2012, Cost $399,747) (b)	403,275
35,000	4.875%, 07/11/2022 (Acquired 07/16/2013, Cost $35,866) (b)	37,762
		441,037
	Wireless Telecommunication Services - 0.53%
680,000	Rogers Communications, Inc.
	5.000%, 03/15/2044 (c)	746,591
915,000	Vodafone Group Plc
	1.500%, 02/19/2018	899,274
		1,645,865
	Total Corporate Obligations (Cost $115,321,280)	117,916,904

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.32%
275,000	Brazilian Government International Bond
	5.875%, 01/15/2019	308,000
	Federal Government of Mexico
96,000	4.750%, 03/08/2044	100,560
300,000	5.750%, 10/12/2110	324,000
250,000	Republic of Colombia
	4.375%, 07/12/2021	265,000
	Total Foreign Government Debt Obligations (Cost $906,764)	997,560

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 26.52%
	Federal Home Loan Mortgage Corp.
296,608	Series 2590, 5.000%, 03/15/2018	310,595
800,000	Series K-703, 2.699%, 05/25/2018 (a)	827,600
4,821	Pool #E9-9763 4.500%, 09/01/2018	5,071
4,449	Pool #E9-9764 4.500%, 09/01/2018	4,676
600,000	Series K-705, 2.303%, 09/25/2018 (a)	612,439
900,000	Series K-706, 2.323%, 10/25/2018	919,003
600,000	Series K-709, 2.086%, 03/25/2019	605,958
118,033	Pool #D9-6291 4.500%, 09/01/2023	127,899
269,624	Pool #G1-3624 5.000%, 08/01/2024	293,403
3,477,402	Pool #J2-5769 3.500%, 09/01/2028	3,701,261
354,080	Series 2329, 6.500%, 06/15/2031	400,176
177,297	Series 2338, 6.500%, 07/15/2031	201,448
325,016	Pool #78-0447 2.375%, 04/01/2033 (a)	346,153
3,373,940	Pool #U8-9032 3.000%, 07/01/2033	3,479,093
585,076	Pool #MA1870 4.500%, 04/01/2034	640,674
253	Pool #A4-3129 5.500%, 02/01/2036	285
1,900,000	Pool #TBA 3.500%, 01/15/2042 (f)	1,975,703
1,114,056	Pool #C0-3815 3.500%, 03/01/2042	1,161,169
870,825	Pool #U9-0688 4.000%, 05/01/2042	939,348
1,984,488	Pool #Q0-9949 3.000%, 08/01/2042	2,007,422
	Federal National Mortgage Association
528,000	Pool #468123 3.840%, 05/01/2018	563,111
1,464	Pool #685505 5.000%, 05/01/2018	1,543
1,524	Pool #705709 5.000%, 05/01/2018	1,607
1,330,075	Pool #AI4868 4.000%, 06/01/2026	1,426,154
1,111,806	Pool #AJ8325 3.000%, 12/01/2026	1,158,938
1,200,897	Pool #AB5907 3.000%, 08/01/2027	1,251,896
1,511,604	Pool #AQ5095 3.000%, 11/01/2027	1,577,268
877,929	Pool #AL2877 3.500%, 01/01/2028	929,194
300,000	Pool #TBA 2.500%, 01/15/2028 (f)	305,461
154,984	Pool #544859 2.422%, 08/01/2029 (a)	161,451
252,941	Pool #786848 7.000%, 10/01/2031	277,222
9,148	Pool #727181 5.000%, 08/01/2033	10,198

4,305	Pool #730727 5.000%, 08/01/2033	4,797
1,288	Pool #741862 5.500%, 09/01/2033	1,454
1,874	Pool #766197 5.500%, 02/01/2034	2,115
283	Pool #776974 5.500%, 04/01/2034	322
255,177	Pool #888504 2.197%, 04/01/2034 (a)	273,030
10,995	Pool #775776 5.500%, 05/01/2034	12,409
263,436	Pool #802783 2.112%, 10/01/2034 (a)	280,661
10,699	Pool #781629 5.500%, 12/01/2034	12,067
351	Pool #806098 6.000%, 12/01/2034	398
11,435	Pool #822815 5.500%, 04/01/2035	12,906
10,118	Pool #357850 5.500%, 07/01/2035	11,387
9,306	Pool #820242 5.000%, 07/01/2035	10,368
2,116	Pool #838452 5.500%, 09/01/2035	2,392
9,121	Pool #865854 6.000%, 03/01/2036	10,491
17,912	Pool #891474 6.000%, 04/01/2036	20,590
13,591	Pool #906000 6.000%, 01/01/2037	15,430
142	Pool #928062 5.500%, 02/01/2037	159
208	Pool #899119 5.500%, 04/01/2037	233
200	Pool #938488 5.500%, 05/01/2037	223
367	Pool #970131 5.500%, 03/01/2038	415
230	Pool #981313 5.500%, 06/01/2038	258
332	Pool #985108 5.500%, 07/01/2038	371
186	Pool #964930 5.500%, 08/01/2038	210
200	Pool #987032 5.500%, 08/01/2038	226
310	Pool #968371 5.500%, 09/01/2038	350
132	Pool #993050 5.500%, 12/01/2038	149
46,379	Pool #993579 4.000%, 05/01/2039	49,571
11,309	Pool #AA5840 4.000%, 06/01/2039	12,087
141,380	Pool #AA7670 4.500%, 06/01/2039	153,737
102,823	Pool #AA8715 4.000%, 06/01/2039	111,086
12,444	Pool #AA9133 4.500%, 08/01/2039	13,709
27,103	Pool #AC2861 4.500%, 08/01/2039	29,850
60,074	Pool #AC6121 4.500%, 11/01/2039	66,151
10,670	Pool #AC8372 4.500%, 12/01/2039	11,717
418,705	Pool #AD0586 4.500%, 12/01/2039	461,095
364,461	Pool #AD5574 5.000%, 04/01/2040	403,156
1,241,518	Pool #AD4062 5.000%, 05/01/2040	1,380,203
2,320,786	Pool #AD6929 5.000%, 06/01/2040	2,576,864
76,333	Pool #AD7793 4.500%, 07/01/2040	82,928
26,372	Pool #AD9896 4.000%, 08/01/2040	28,192
841,354	Pool #AE0217 4.500%, 08/01/2040	915,397
32,503	Pool #AB1500 4.000%, 09/01/2040	34,746
26,363	Pool #AD9856 4.000%, 09/01/2040	28,182
26,841	Pool #AE2559 4.000%, 09/01/2040	28,688
8,529	Pool #AE2562 4.000%, 09/01/2040	9,116
10,938	Pool #AE2566 4.000%, 09/01/2040	11,691
66,250	Pool #AE4124 4.000%, 10/01/2040	70,810
36,706	Pool #AE4888 4.000%, 10/01/2040	39,232
43,655	Pool #AE3916 4.000%, 11/01/2040	46,665
7,205	Pool #AE5147 4.000%, 11/01/2040	7,701
82,882	Pool #AE8715 4.000%, 11/01/2040	88,587
856,470	Pool #AE0698 4.500%, 12/01/2040	931,222
9,147	Pool #AH0006 4.000%, 12/01/2040	9,777
26,188	Pool #AH0020 4.000%, 12/01/2040	27,991
52,292	Pool #AH0599 4.000%, 12/01/2040	55,891
21,788	Pool #AH0601 4.000%, 12/01/2040	23,289
35,577	Pool #AH1263 4.000%, 01/01/2041	38,026
145,721	Pool #AL5233 4.000%, 01/01/2041	155,750
3,350,000	Pool #TBA 3.500%, 01/15/2041 (f)	3,492,375
11,232	Pool #AH4659 4.000%, 02/01/2041	12,006
160,926	Pool #AH5653 4.000%, 02/01/2041	172,119
265,092	Pool #AL0934 5.000%, 02/01/2041	293,401
1,296,001	Pool #AB2537 5.000%, 03/01/2041	1,434,935
364,128	Pool #AD1889 4.500%, 03/01/2041	395,704
19,288	Pool #AH6150 4.000%, 03/01/2041	20,616

1,183,431	Pool #AH8854 4.500%, 04/01/2041	1,286,542
199,289	Pool #AL0215 4.500%, 04/01/2041	216,662
1,628,973	Pool #AL0247 4.000%, 04/01/2041	1,757,449
194,879	Pool #AL0187 5.000%, 05/01/2041	215,624
2,165,520	Pool #AL0208 4.500%, 05/01/2041	2,354,573
31,196	Pool #AL0456 5.000%, 06/01/2041	34,517
1,126,133	Pool #AB3395 4.500%, 08/01/2041	1,223,961
151,272	Pool #AI8842 4.500%, 08/01/2041	164,493
36,255	Pool #AJ1080 4.500%, 09/01/2041	39,401
56,665	Pool #AL0815 4.000%, 09/01/2041	61,230
20,058	Pool #AJ1562 4.000%, 10/01/2041	21,677
21,873	Pool #AJ1972 4.000%, 10/01/2041	23,639
2,815,356	Pool #AJ2212 4.500%, 10/01/2041	3,085,866
38,381	Pool #AJ3146 4.500%, 10/01/2041	41,724
29,815	Pool #AJ4756 4.000%, 10/01/2041	32,221
1,161,045	Pool #AB3876 4.000%, 11/01/2041	1,240,957
23,921	Pool #AJ3330 4.000%, 11/01/2041	25,856
26,405	Pool #AJ4549 4.000%, 11/01/2041	28,543
20,168	Pool #AJ4698 4.000%, 11/01/2041	21,796
41,870	Pool #AJ5424 4.000%, 11/01/2041	45,257
20,446	Pool #AJ7840 4.000%, 11/01/2041	22,094
25,249	Pool #AB3995 4.000%, 12/01/2041	27,272
26,410	Pool #AI0848 4.000%, 12/01/2041	28,539
22,813	Pool #AJ4187 4.000%, 12/01/2041	24,640
30,811	Pool #AJ5736 4.000%, 12/01/2041	33,292
22,517	Pool #AJ5968 4.000%, 12/01/2041	24,067
32,316	Pool #AJ6061 4.000%, 12/01/2041	34,923
21,652	Pool #AJ7868 4.000%, 12/01/2041	23,402
44,015	Pool #AJ8104 4.000%, 12/01/2041	47,580
26,073	Pool #AJ8109 4.000%, 12/01/2041	28,182
20,671	Pool #AJ8171 4.000%, 12/01/2041	22,341
32,544	Pool #AJ8341 4.000%, 12/01/2041	35,180
51,277	Pool #AJ8436 4.000%, 12/01/2041	55,410
22,187	Pool #AJ8912 4.000%, 12/01/2041	23,982
25,961	Pool #AJ9248 4.000%, 12/01/2041	28,060
33,038	Pool #AJ2446 4.000%, 01/01/2042	35,312
32,079	Pool #AJ7538 4.000%, 01/01/2042	34,663
13,979	Pool #AJ8001 4.000%, 01/01/2042	14,941
30,559	Pool #AJ8369 4.000%, 01/01/2042	33,006
29,029	Pool #AJ9162 4.000%, 01/01/2042	31,374
159,598	Pool #AJ9330 4.000%, 01/01/2042	172,514
18,885	Pool #AJ9779 4.000%, 01/01/2042	20,412
25,734	Pool #AK0170 4.000%, 01/01/2042	27,815
55,872	Pool #AK0543 4.000%, 01/01/2042	60,400
20,623	Pool #AK0563 4.000%, 01/01/2042	22,280
46,362	Pool #AK1827 4.000%, 01/01/2042	50,106
856,208	Pool #AL2752 5.000%, 03/01/2042	950,129
166,131	Pool #AB5529 4.000%, 07/01/2042	179,176
2,284,648	Pool #AK0080 4.000%, 08/01/2042	2,441,895
298,801	Pool #AB6228 3.500%, 09/01/2042	311,939
264,913	Pool #AL3896 4.500%, 01/01/2043	288,873
551,726	Pool #AQ9316 2.500%, 01/01/2043	539,593
2,091,358	Pool #AQ9345 3.500%, 01/01/2043	2,183,630
3,500,000	Pool #TBA 3.000%, 01/15/2043 (f)	3,540,742
1,737,962	Pool #AS3135 3.500%, 08/01/2044	1,814,269
2,231,627	Pool #AL5844 4.000%, 09/01/2044	2,399,560
	Government National Mortgage Association
30,689	Pool #614436X 5.000%, 08/15/2033	33,826
413,592	Pool #618907X 5.000%, 09/15/2033	460,108
49,108	Pool #605098X 5.000%, 03/15/2034	54,381
58,612	Pool #520279X 5.000%, 11/15/2034	64,890
64,268	Pool #736686X 5.000%, 02/15/2039	70,815
1,207,917	Pool #723248 5.000%, 10/15/2039	1,344,040
275,286	Pool #782916X 5.500%, 02/15/2040	307,629
764,635	Pool #733724X 4.500%, 06/15/2040	845,071

995,185	Pool #752599C 4.000%, 10/20/2040	1,076,153
1,431,169	Pool #752631C 4.500%, 10/20/2040	1,587,034
1,100,000	Pool #TBA 3.500%, 01/15/2041 (f)	1,154,742
3,800,000	Pool #TBA 4.000%, 01/15/2042 (f)	4,074,565
600,000	Pool #TBA 3.000%, 01/15/2043 (f)	613,622
1,957,418	Pool #AD8801X 3.500%, 03/15/2043	2,058,545
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $79,912,080)	81,900,095

	MUNICIPAL DEBT OBLIGATIONS - 0.44%
	California, GO,
175,000	7.950%, 03/01/2036	216,515
300,000	7.550%, 04/01/2039	463,257
125,000	7.600%, 11/01/2040	195,166
150,000	Illinois, GO,
	4.511%, 03/01/2015	150,968
70,000	New Jersey State Turnpike Authority, Series F , Revenue Bond,
	7.414%, 01/01/2040	105,262
205,000	University of California, Series AJ, Refunding, Revenue Bond,
	4.601%, 05/15/2031	226,663
	Total Municipal Debt Obligations (Cost $1,222,165)	1,357,831

	U.S. TREASURY OBLIGATIONS - 15.71%
	U.S. Treasury Bonds - 5.98%
2,559,872	0.125%, 07/15/2024 (g)	2,469,276
245,000	5.375%, 02/15/2031	341,564
1,490,000	4.500%, 02/15/2036 (c)	1,987,870
8,370,000	3.125%, 11/15/2041	9,034,369
2,755,000	3.125%, 08/15/2044 (c)	2,966,576
1,600,000	3.000%, 11/15/2044	1,682,000
	U.S. Treasury Notes - 9.73%
5,475,000	0.875%, 01/31/2017	5,491,255
1,560,000	0.875%, 11/15/2017	1,552,687
2,214,039	0.125%, 04/15/2019 (g)	2,192,416
4,315,000	1.500%, 11/30/2019 (c)	4,288,031
1,575,000	1.625%, 12/31/2019	1,572,786
4,195,000	2.000%, 11/15/2021	4,210,731
7,755,000	2.000%, 02/15/2022 (c)	7,774,992
2,910,000	2.375%, 08/15/2024	2,964,109
	Total U.S. Treasury Obligations (Cost $46,580,531)	48,528,662

Number of Shares
	SHORT TERM INVESTMENTS - 8.55%
	Money Market Funds - 8.55%
26,412,634	Federated Prime Obligations Fund
	Effective Yield, 0.03%	26,412,634
	Total Short Term Investments (Cost $26,412,634)	26,412,634

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.92%
	Money Market Funds - 3.92%
12,099,093	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	12,099,093
	Total Investments Purchased as Securities Lending Collateral (Cost $12,099,093)	12,099,093

	Total Investments (Cost $330,842,863) - 109.26%	337,479,895
	Liabilities in Excess of Other Assets - (9.26)%	(28,612,056)
	TOTAL NET ASSETS - 100.00%	$308,867,839

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2014.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $25,377,510, which represents 8.22% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Non-income producing. Item identified as in default as to payment of interest.

(e)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $16,306, which represents 0.01% of total net assets.
(f)	Security purchased on a when-issued basis. On December 31, 2014, the total value of investments purchased on a when-issued basis was $15,157,210 or 4.91% of total net assets.
(g)	Represents a U.S. Treasury Inflation Protected Security.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$330,842,863
Gross unrealized appreciation	8,450,639
Gross unrealized depreciation	(1,813,607)
Net unrealized appreciation	$6,637,032

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 97.83%
	Arizona - 2.57%
$590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2028	$693,215
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, NATL-RE Insured,
	5.000%, 07/01/2020	495,490
500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	560,265
		1,748,970
	Arkansas - 0.79%
500,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	539,240
	California - 10.90%
40,000	California Department of Water Resources Power Supply, Series L, Revenue Bond,
	5.000%, 05/01/2017	44,008
285,000	California Economic Recovery Bonds, Series A, Prerefunded, GO,
	5.250%, 07/01/2021	335,673
160,000	California Economic Recovery Bonds, Series A, Refunding, GO,
	5.250%, 07/01/2021	187,378
390,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	432,662
500,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	601,465
350,000	California Statewide Community Development Authority, Refunding, Revenue Bond,
	6.125%, 07/01/2046	366,643
160,000	California Statewide Community Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	179,859
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	572,670
	California, GO,
1,000,000	6.500%, 04/01/2033	1,221,870
100,000	5.000%, 10/01/2044	115,132
	California, Refunding, GO,
45,000	5.000%, 02/01/2017	49,036
100,000	5.000%, 09/01/2022	120,872
500,000	5.000%, 11/01/2043	571,135
250,000	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
	5.000%, 06/01/2045	254,283
100,000	Los Angeles County Regional Financing Authority, Series B-3, Revenue Bond, CMI Insured,
	2.500%, 11/15/2020	101,326
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,163,130
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	581,995
250,000	Southern California Public Power Authority, Revenue Bond,
	5.250%, 07/01/2028	299,195
200,000	University of California, Series G, Refunding, Revenue Bond,
	5.000%, 05/15/2037	227,502
		7,425,834
	Colorado - 2.93%
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	154,287
125,000	Colorado Health Facilities Authority, Series A, Revenue Bond,
	5.750%, 02/01/2044	141,804
750,000	Colorado Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	894,142
700,000	Regional Transportation District, Revenue Bond,
	6.000%, 01/15/2026	803,495
		1,993,728

	Connecticut - 0.83%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	565,960
	District of Columbia - 0.09%
55,000	Metropolitan Airports Authority Airport System, Series B, Refunding, Revenue Bond,
	5.000%, 10/01/2016	59,054
	Florida - 3.00%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	370,947
420,000	Celebration Pointe Community Development District No. 1, Special Assesment Revenue Bond,
	5.000%, 05/01/2034	414,603
500,000	Florida Board of Education, Series C, Refunding, GO,
	4.000%, 06/01/2025	559,350
65,000	Halifax Hospital Medical Center, Series A, Refunding, Revenue Bond,
	5.250%, 06/01/2015	66,126
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	573,865
10,000	Palm Beach County Florida Health Facilities Authority, Revenue Bond,
	7.250%, 06/01/2034	11,363
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	45,659
		2,041,913
	Georgia - 1.11%
350,000	Atlanta Water & Wastewater, Revenue Bond,
	6.250%, 11/01/2039	417,298
325,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	341,328
		758,626
	Hawaii - 0.83%
85,000	Hawaii, Series DJ, Prerefunded, GO, AMBAC Insured,
	5.000%, 04/01/2024	93,314
400,000	Hawaii, Series DZ, GO,
	5.000%, 12/01/2030	471,916
		565,230
	Illinois - 4.12%
500,000	Illinois Finance Authority - DePaul University, Revenue Bond,
	5.000%, 10/01/2019	563,535
225,000	Illinois Financial Authority, Revenue Bond,
	7.000%, 08/15/2044	263,880
200,000	Illinois State Toll Highway Authority, Series D, Refunding, Revenue Bond,
	5.000%, 01/01/2025	243,548
250,000	Metropolitan Pier & Exposition Authority, Series B, Refunding, Revenue Bond,
	5.000%, 06/15/2023	293,868
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	174,967
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	537,055
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond,
	7.125%, 11/01/2043	145,836
500,000	University of Illinois, Series C, Revenue Bond,
	5.000%, 04/01/2026	584,120
		2,806,809
	Indiana - 3.19%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond,
	5.250%, 07/15/2034	571,145
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	292,682
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, AGM Insured,
	5.500%, 07/15/2020	459,340
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	140,484
500,000	Tri-Creek Middle School Building Corp., Revenue Bond, AGM Insured,
	5.250%, 07/15/2021	568,945

115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	138,512
		2,171,108
	Iowa - 0.40%
225,000	Des Moines Iowa Independent Community School District, Revenue Bond, BAM Insured,
	5.000%, 06/01/2022	269,174
	Kansas - 1.12%
500,000	Kansas Department of Transportation Highway Revenue, Series A, Revenue Bond,
	5.000%, 09/01/2029	612,370
215,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond,
	0.000%, 06/01/2021 (a)	151,139
		763,509
	Kentucky - 0.16%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond,
	5.000%, 07/01/2017	109,694
	Louisiana - 2.12%
800,000	Louisiana Citizens Property, Revenue Bond, AGM Insured,
	6.750%, 06/01/2026	933,008
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	239,954
125,000	Louisiana Public Facilities Authority, Series A, Revenue Bond,
	8.375%, 12/15/2043	135,840
125,000	Saint John Baptist Parish Louisiana Revenue Marathon Oil Corp., Series A, Revenue Bond,
	5.125%, 06/01/2037	132,362
		1,441,164
	Maryland - 3.86%
325,000	Anne Arundel County, Tax Allocation,
	6.100%, 07/01/2040	351,224
600,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	659,982
400,000	Maryland Department of Transportation, Revenue Bond,
	5.000%, 02/15/2026	468,668
180,000	Maryland Economic Development Corporation, Refunding, Revenue Bond, Consol Energy, Inc. Insured,
	5.750%, 09/01/2025	200,112
400,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	424,400
250,000	Maryland, Series 2, Refunding, GO,
	5.000%, 08/01/2023	310,795
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	213,868
		2,629,049
	Massachusetts - 2.87%
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	916,087
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	555,850
450,000	Massachusetts, Series F, GO,
	4.000%, 11/01/2029	486,689
		1,958,626
	Michigan - 1.35%
100,000	Grand Valley State University, Series B, Refunding, Revenue Bond,
	5.000%, 12/01/2024	121,612
400,000	Michigan Finance Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2021	452,328
300,000	Michigan Hospital Finance Authority, Series A, Refunding, Revenue Bond,
	5.000%, 06/01/2021	347,190
		921,130
	Minnesota - 1.47%
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	186,688
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	167,375
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (b)	650,462
		1,004,525

	Missouri - 3.38%
200,000	Kansas City Missouri Special Obligation, Series B, Refunding, Revenue Bond,
	5.000%, 08/01/2022	233,384
355,000	Missouri Board of Public Buildings, Series A, Refunding, Revenue Bond,
	4.000%, 10/01/2026	392,761
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	559,985
400,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond,
	5.000%, 05/01/2024	424,516
250,000	Sikeston Electric, Refunding, Revenue Bond,
	5.000%, 06/01/2018	273,770
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	418,460
		2,302,876
	Nebraska - 0.85%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond,
	5.000%, 02/01/2027	576,980
	Nevada - 0.30%
60,000	Henderson Nevada Public Improvement Trust, Refunding, Revenue Bond,
	5.500%, 01/01/2039	67,500
125,000	Nevada Unemployment Compensation Fund, Revenue Bond,
	5.000%, 06/01/2017	137,657
		205,157
	New Hampshire - 0.19%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	132,512
	New Jersey - 2.32%
55,000	Gloucester County New Jersey Pollution Authority, Series A, Refunding, Revenue Bond,
	5.000%, 12/01/2024	62,098
90,000	New Jersey Economic Development Authority, Series B, Revenue Bond,
	5.625%, 11/15/2030	98,412
250,000	New Jersey Transportation Trust Fund Authority, Series A, Revenue Bond,
	5.750%, 06/15/2018	284,335
500,000	New Jersey Turnpike Authority, Series A, Revenue Bond,
	5.000%, 01/01/2032	584,275
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2022	357,330
255,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	192,492
		1,578,942
	New York - 9.65%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond,
	6.500%, 07/15/2030	386,366
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	44,087
250,000	New York City Municipal Water Finance Authority, Series BB, Refunding, Revenue Bond
	5.000%, 06/15/2046	282,463
	New York City Transitional Finance Authority, Series A-1, Revenue Bond,
470,000	5.000%, 08/01/2031	559,309
500,000	5.000%, 11/01/2042	571,135
900,000	New York City, GO,
	5.375%, 04/01/2036	1,037,799
125,000	New York City, Series E, Refunding, GO,
	5.000%, 08/01/2020	146,902
250,000	New York City, Series F, Refunding, GO,
	5.000%, 08/01/2025	294,340
325,000	New York Dormitory Authority, Revenue Bond,
	6.125%, 12/01/2029	356,106
170,000	New York Dormitory Authority, Series A, Revenue Bond,
	5.500%, 01/01/2039	193,418
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	286,185
500,000	New York Environmental Facilities Corporation, Revenue Bond,
	5.500%, 10/15/2027	668,995

500,000	New York Environmental Facilities Corporation, Series A, Revenue Bond,
	5.000%, 06/15/2034	559,825
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	222,648
200,000	Niagara Tobacco Asset Securitization Corporation, Asset Backed Bonds, Refunding, Revenue Bond,
	4.000%, 05/15/2029	201,292
700,000	Tobacco Settlement Financing Corp., Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2022	765,429
		6,576,299
	North Carolina - 2.55%
115,000	Gaston County Industrial Facilities & Pollution Control Financing Authority, Revenue Bond,
	5.750%, 08/01/2035	115,032
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond,
	5.000%, 10/01/2038	562,350
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond,
	5.000%, 01/01/2025	370,522
250,000	North Carolina Eastern Municipal Power Agency Power Systems, Series B, Refunding, Revenue Bond,
	6.250%, 01/01/2023	317,695
305,000	North Carolina, Series C, Refunding, GO,
	5.000%, 05/01/2022	373,283
		1,738,882
	North Dakota - 0.17%
110,000	Williston Multi-Family Housing, Revenue Bond,
	7.750%, 09/01/2038	113,752
	Ohio - 2.51%
675,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	551,144
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	573,730
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	588,430
		1,713,304
	Oregon - 0.96%
200,000	Oregon Department Administrative Services Lottery, Series A, Prerefunded, Revenue Bond,
	5.250%, 04/01/2024	239,480
350,000	Oregon Facilities Authority Peacehealth Project, Series A, Refunding, Revenue Bond,
	5.000%, 11/15/2021	416,476
		655,956
	Pennsylvania - 5.42%
180,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond,
	6.500%, 05/01/2017	194,004
350,000	Butler County Hospital Authority, Revenue Bond,
	7.125%, 07/01/2029	417,305
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	299,140
200,000	Montgomery County Industrial Development Authority, Revenue Bond,
	6.000%, 02/01/2021	200,602
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond,
	6.250%, 10/15/2023	473,632
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	554,420
400,000	5.800%, 07/01/2030	435,560
350,000	Pennsylvania Turnpike Commission, Series A-1, Revenue Bond,
	5.000%, 12/01/2038	391,121
500,000	Philadelphia Gas Works, Refunding, Revenue Bond,
	5.250%, 08/01/2017	554,715
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond,
	5.000%, 09/15/2028	171,578
		3,692,077
	Puerto Rico - 0.98%
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, GO,
	5.250%, 07/01/2032	664,609

	Rhode Island - 0.87%
500,000	Narragansett Commission Wastewater System, Series B, Refunding, Revenue Bond,
	5.000%, 09/01/2030	595,725
	South Carolina - 1.57%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	480,780
500,000	South Carolina Public Service Authority, Series C, Refunding, Revenue Bond,
	5.000%, 12/01/2028	591,695
		1,072,475
	South Dakota - 0.25%
165,000	South Dakota Housing Development Authority, Series A, Revenue Bond,
	4.250%, 05/01/2015	166,902
	Texas - 11.25%
430,000	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond,
	6.000%, 01/01/2041	495,622
325,000	Clifton Texas Higher Education Finance Corp., Series A, Refunding, Revenue Bond,
	4.000%, 12/01/2015	333,619
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	234,840
515,000	Frisco Texas Independent School District, Series A, GO, PSF-GTD Insured,
	6.000%, 08/15/2038	601,432
425,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	462,060
100,000	Harris County-Houston Sports Authority, Refunding, Revenue Bond,
	5.000%, 11/15/2027	113,034
250,000	Houston Texas Airport System, Refunding, Revenue Bond,
	5.000%, 07/01/2029	267,535
500,000	Houston, GO,
	5.250%, 03/01/2028	557,355
250,000	North Texas Tollway Authority, Series A, Revenue Bond,
	5.000%, 09/01/2020	295,168
770,000	North Texas Tollway Authority, Series E, Prerefunded, Revenue Bond,
	5.750%, 01/01/2038 (b)	811,765
445,000	North Texas Tollway Authority, Series F, Refunding, Revenue Bond,
	5.750%, 01/01/2038	490,007
260,000	Texas Municipal Gas Acquisition, Series D, Revenue Bond,
	6.250%, 12/15/2026	323,809
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
445,000	7.500%, 12/31/2031	543,554
400,000	7.500%, 06/30/2033	494,488
85,000	7.000%, 12/31/2038	105,960
115,000	6.750%, 06/30/2043	140,285
155,000	Texas Public Finance Authority, Unemployment Compensation, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2017	168,510
500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	547,965
200,000	Texas, GO,
	5.000%, 04/01/2029	242,472
400,000	Texas, Series A, Prerefunded, GO,
	5.000%, 04/01/2022	439,596
		7,669,076
	Utah - 1.10%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	591,150
155,000	Utah Transit Authority Sales Tax, Series B, Refunding, Revenue Bond,
	1.600%, 06/15/2018	156,967
		748,117
	Virginia - 2.45%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, AGM Insured,
	5.500%, 11/15/2019	1,118,920
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	549,156
		1,668,076
	Washington - 2.99%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	386,145

500,000	Energy Northwest Washington Electric, Series D, Revenue Bond,
	5.000%, 07/01/2035	577,475
500,000	King County Hospital, Refunding, GO, NATL-RE Insured,
	5.000%, 12/01/2021	542,255
210,000	King County Washington Sewer, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2031	239,020
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	292,920
		2,037,815
	Wisconsin - 4.36%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, NATL-RE Insured,
	5.500%, 12/15/2026	622,570
100,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 05/01/2025	111,667
100,000	Wisconsin Health & Educational Facilities Authority, Series B-1, Revenue Bond,
	1.250%, 08/15/2025 (b)	100,384
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
200,000	5.000%, 07/01/2022	220,436
150,000	5.750%, 10/01/2031	152,124
500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	597,140
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	1,169,680
		2,974,001
	Total Municipal Debt Obligations (Cost $61,621,447)	66,656,876

	SHORT TERM INVESTMENTS - 1.07%
	Money Market Funds - 1.07%
732,215	Fidelity Tax Exempt Portfolio
	Effective Yield, 0.01% (b)	732,215
	Total Short Term Investments (Cost $732,215)	732,215

	Total Investments (Cost $62,353,662) - 98.90%	67,389,091
	Other Assets and Liabilities - 1.10%	752,941
	TOTAL NET ASSETS - 100.00%	$68,142,032

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond.
(b)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2014.

Glossary of Terms
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Financial Group, Inc.
BAM	Build America Mutual
CMI	California Mortgage Insurance
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Texas Permanent School Fund

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$62,353,662
Gross unrealized appreciation	5,069,412
Gross unrealized depreciation	(33,983)
Net unrealized appreciation	$5,035,429

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; and (2) certain common stocks, convertible preferred stocks, preferred stocks and real estate investment trusts; and (3) certain over the-counter derivatives instruments, including forward currency contracts, futures, swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014:

GuideMark® Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$212,947,999	$-	$-	$212,947,999
Preferred Stocks	880,101	-	-	880,101
Real Estate Investment Trusts	1,159,749	-	-	1,159,749
Short Term Investments	2,695,127	-	-	2,695,127
Investments Purchased as Securities Lending Collateral	29,035,327	-	-	29,035,327
Total Investments in Securities	$246,718,303	$-	$-	$246,718,303

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance - April 1, 2014	$792
Accreted discounts, net	-
Purchases	-
Sales	-
Transfers into level 3	-
Transfers out of level 3	-
Realized loss	(85,191	)*
Change in unrealized appreciation	84,399
Ending Balance - December 31, 2014	$-

* This realized loss is related to securities lending collateral, see note 6.

GuideMark® Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$218,184,597	$-	$-	$218,184,597
Short Term Investments	5,868,839	-	-	5,868,839
Investments Purchased as Securities Lending Collateral	27,432,175	-	-	27,432,175
Total Investments in Securities	$251,485,611	$-	$-	$251,485,611

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance - April 1, 2014	$906
Accreted discounts, net	-
Purchases	-
Sales	-
Transfers into level 3	-
Transfers out of level 3	-
Realized loss	(97,459	)*
Change in unrealized appreciation	96,553
Ending Balance - December 31, 2014	$-

* This realized loss is related to securities lending collateral, see note 6.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$68,808,353	$-	$-	$68,808,353
Investment Companies	1,850,118			1,850,118
Real Estate Investment Trusts	6,202,956	-	-	6,202,956
Investments Purchased as Securities Lending Collateral	15,153,288	-	-	15,153,288
Total Investments in Securities	$92,014,715	$-	$-	$92,014,715

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance - April 1, 2014	$247
Accreted discounts, net	-
Purchases	-
Sales	-
Transfers into level 3	-
Transfers out of level 3	-
Realized loss	(26,523	)*
Change in unrealized appreciation	26,276
Ending Balance - December 31, 2014	$-

* This realized loss is related to securities lending collateral, see note 6.

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,696,039	$32,852,619	$-	$39,548,658
Consumer Staples	1,672,605	25,837,284	-	27,509,889
Energy	6,434,725	15,470,287	-	21,905,012
Financials	11,122,838	67,907,484	-	79,030,322
Health Care	4,004,961	25,910,407	-	29,915,368
Industrials	3,110,531	28,272,312	-	31,382,843
Information Technology	2,293,599	22,217,366	-	24,510,965
Materials	3,514,133	20,831,370	-	24,345,503
Telecommunication Services	2,249,055	17,902,327	-	20,151,382
Utilities	516,312	8,697,178	-	9,213,490
Total Common Stocks	41,614,798	265,898,634	-	307,513,432
Preferred Stocks	3,017,184	2,028,974	-	5,046,158
Real Estate Investment Trusts	-	3,596,641	-	3,596,641
Short Term Investments	17,411,081	899,960	-	18,311,041
Investments Purchased as Securities Lending Collateral	2,698,640	-	-	2,698,640
Total Investments in Securities	$106,356,501	$538,322,843	$-	$644,679,344

Other Financial Instruments*
Futures	$(75,404)	$-	$-	$(75,404)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Description	Investments in Securities
Transfers into Level 1	$2,532,744
Transfers out of Level 1	(614,436)
Net Transfers into/(out of) Level 1	$1,918,308

Transfers into Level 2	$614,436
Transfers out of Level 2	(2,532,744)
Net Transfers into/(out of) Level 2	$(1,918,308)

Transfers were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance - April 1, 2014	$216
Accreted discounts, net	-
Purchases	-
Sales	-
Transfers into level 3	-
Transfers out of level 3	-
Realized loss	(23,215	)*
Change in unrealized appreciation	22,999
Ending Balance - December 31, 2014	$-

* This realized loss is related to securities lending collateral, see note 6.

GuideMark® Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$127,726,931	$-	$-	$127,726,931
Real Estate Investment Trusts	3,880,524	-	-	3,880,524
Short Term Investments	1,555,828	-	-	1,555,828
Investments Purchased as Securities Lending Collateral	26,567,020	-	-	26,567,020
Total Investments in Securities	$159,730,303	$-	$-	$159,730,303

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$29,382,448	$-	$29,382,448
Collateralized Mortgage Obligations	-	18,884,668	-	18,884,668
Corporate Obligations	-	117,916,904	-	117,916,904
Foreign Government Debt Obligations	-	997,560	-	997,560
Mortgage Backed Securities	-	81,900,095	-	81,900,095
Municipal Debt Obligations	-	1,357,831	-	1,357,831
U.S. Treasury Obligations	-	48,528,662	-	48,528,662
Total Fixed Income	-	298,968,168	-	298,968,168
Short Term Investments	26,412,634	-	-	26,412,634
Investments Purchased as Securities Lending Collateral	12,099,093	-	-	12,099,093
Total Investments in Securities	$38,511,727	$298,968,168	$-	$337,479,895

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of Level 3 securities for which significant unobservable inputs were used to determine fair value during the reporting period.

Beginning Balance - April 1, 2014	$191
Accreted discounts, net	-
Purchases	-
Sales	-
Transfers into level 3	-
Transfers out of level 3	-
Realized loss	(20,484	)*
Change in unrealized appreciation	20,293
Ending Balance - December 31, 2014	$-

* This realized loss is related to securities lending collateral, see note 6.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$-	$66,656,876	$-	$66,656,876
Short Term Investments	732,215	-	-	732,215
Total Investments in Securities	$732,215	$66,656,876	$-	$67,389,091

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

GuideMark® World ex-US Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the year the portfolio utilized exchange traded equity index futures in order to equitize cash. At the end of the period the portfolio had approximately 4.5% invested in these instruments.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$71,834	Unrealized depreciation on futures contracts	$147,238
Total		$71,834		$147,238

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the period ended December 31, 2014 were as follows:

Long Positions		Short Positions
Futures	$12,491,082	Futures	$0

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date 02/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date 02/17/2015

By (Signature and Title)*	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date 02/17/2015

* Print the name and title of each signing officer under his or her signature.